As filed with the Securities and Exchange Commission on November 13, 2007 1933 Act File No. 333-146799

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 1	Post-Effective Amendment No. ☐

WT MUTUAL FUND
(Exact Name Of Registrant As Specified In Charter)
(800) 254-3948
(Area Code and Telephone Number)
1100 North Market Street
Wilmington, DE 19890
(Address of Principal Executive Offices)
Mr. Neil Wolfson
Wilmington Trust Company
1100 North Market Street
Wilmington, DE 19890
(Name and Address of Agent for Service)
Copy to:
Joseph V. Del Raso
Pepper Hamilton, LLP
3000 Two Logan Square
Philadelphia, PA 19103
Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.
Title Of Securities Being Registered: A Shares and Institutional Shares of beneficial interest, no par value, of Wilmington Multi-Manager Large-Cap Fund, a series of the Registrant. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.
Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), shall determine.

WT MUTUAL FUND
Wilmington Multi-Manager Mid-Cap Fund
1100 N. Market Street
Wilmington, DE 19890
November 16, 2007
Dear Shareholder:
          The Board of Trustees of WT Mutual Fund (the “Trust”) has called a Special Meeting of Shareholders (the “Meeting”) of the Wilmington Multi-Manager Mid-Cap Fund (the “Mid-Cap Fund”), a series of the Trust, to be held at 10:00 a.m., Eastern time, on December 14, 2007 at the offices of the Trust’s investment adviser and administrator at 1100 North Market Street, Wilmington, Delaware 19890.
          The Board of Trustees is pleased to recommend to the shareholders of the Mid-Cap Fund a reorganization plan which contemplates the acquisition of the assets and liabilities of the Mid-Cap Fund by the Wilmington Multi-Manager Large-Cap Fund (the “Large-Cap Fund”)(the “Reorganization”). The Reorganization, which is expected to become effective on December 14, 2007, is described in more detail in the attached Proxy Statement/Prospectus. You should review the Proxy Statement/Prospectus carefully.
          You are being asked to vote to approve an Agreement and Plan of Reorganization for the Mid-Cap Fund. The accompanying document describes the proposed Reorganization and compares the policies and expenses of the Mid-Cap Fund to those of the Large-Cap Fund for your review and evaluation. In considering whether to approve the Reorganization, you should note that:
•	The Reorganization is expected to result in a reduction in net operating expenses for Mid-Cap Fund shareholders;

•	The receipt of Large-Cap Fund shares by Mid-Cap Fund shareholders in the Reorganization is not expected to result in a taxable event, unlike the liquidation of a fund which could result in your paying federal income taxes; and

•	With the exception of the market capitalization range of the securities in which the Funds invest, the investment objectives, policies and risks of the Mid-Cap Fund are identical to those of the Large-Cap Fund.
          After careful consideration, the Board of Trustees of the Trust unanimously approved this proposal and recommends that shareholders vote “FOR” the proposal.
          A Proxy Statement/Prospectus that describes the Reorganization is enclosed. We hope that you can attend the Meeting in person; however, we urge you in any event to vote your shares by completing and returning the enclosed proxy card in the envelope provided at your earliest convenience.

          YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES YOU OWN. IN ORDER TO AVOID THE ADDED COST OF FOLLOW-UP SOLICITATIONS AND POSSIBLE ADJOURNMENTS, PLEASE TAKE A FEW MINUTES TO READ THE PROXY STATEMENT/PROSPECTUS AND CAST YOUR VOTE. IT IS IMPORTANT THAT YOUR VOTE BE RECEIVED NO LATER THAN DECEMBER 7, 2007.
          If needed, the Trust may retain a professional proxy solicitation firm, to assist shareholders in the voting process. As the date of the Meeting approaches, if we have not already heard from you, you may receive a telephone call from such firm reminding you to exercise your right to vote.
          We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely, Edward W. Diffin, Jr. Secretary

WT MUTUAL FUND
Wilmington Multi-Manager Mid-Cap Fund
1100 North Market Street
Wilmington, Delaware 19890
(800) 336-9970
Notice of Special Meeting of Shareholders of Wilmington Multi-Manager Mid-Cap Fund
To Be Held On December 14, 2007
To the Shareholder:
A Special Meeting of Shareholders of the Wilmington Multi-Manager Mid-Cap Fund (the “Mid-Cap Fund”), a series of WT Mutual Fund (the “Trust”), will be held on December 14, 2007 at 10:00 a.m., Eastern time, at the offices of the Trust’s investment adviser and administrator at 1100 North Market Street, Wilmington, Delaware 19890 (the “Special Meeting”).
At the Special Meeting, you will be asked to consider and approve the following:

1.	An Agreement and Plan of Reorganization providing for (a) the transfer of all of the Mid-Cap Fund assets and liabilities to the Wilmington Multi-Manager Large-Cap Fund (the “Large-Cap Fund”), a series of the Trust, in exchange for shares of the Large-Cap Fund, and (b) the subsequent complete liquidation of the Mid-Cap Fund; and

2.	To transact such other business as may properly come before the Special Meeting or any adjournment thereof.
THE BOARD OF TRUSTEES HAS UNANIMOUSLY APPROVED THIS PROPOSAL.
Shareholders of record at the close of business on October 12, 2007, are entitled to vote at the Meeting. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Meeting, please complete, sign and return promptly the enclosed proxy card so that a quorum will be present and a maximum number of shares may be voted. If you are present at the meeting, you may change your vote, if desired, at that time.

By Order of the Board of Trustees Edward W. Diffin, Jr. Secretary
November 16, 2007

WT MUTUAL FUND
PROXY STATEMENT/PROSPECTUS
Special Meeting of Shareholders of the
Wilmington Multi-Manager Mid-Cap Fund
1100 North Market Street
Wilmington, Delaware 19890
(800) 336-9970
To Be Held On
December 14, 2007
Relating to the Reorganization of the Wilmington Multi-Manager Mid-Cap Fund into the
Wilmington Multi-Manager Large-Cap Fund
INTRODUCTION
          This Proxy Statement/Prospectus is furnished to the shareholders of the Wilmington Multi-Manager Mid-Cap Fund (the “Mid-Cap Fund”) in connection with a proposed reorganization of the Mid-Cap Fund (the “Reorganization”). The Reorganization involves the transfer of all the assets and liabilities of the Mid-Cap Fund to the Wilmington Multi-Manager Large-Cap Fund (the “Large-Cap Fund”) in exchange for shares of the Large-Cap Fund. Both Funds are series of the WT Mutual Fund and are managed by Rodney Square Management Corporation (“RSMC”), a wholly-owned subsidiary of Wilmington Trust Corporation.
          Upon the exchange of assets and liabilities of the Mid-Cap Fund for shares of the Large-Cap Fund, the Mid-Cap Fund will distribute to its shareholders their pro rata portion of the shares of the Large-Cap Fund received in the Reorganization and completely liquidate. The shares of the Large-Cap Fund that you receive will have an aggregate value equal to the aggregate value of the Mid-Cap Fund shares you held as of the close of business on the day the Reorganization closes. You are being asked to vote on an Agreement and Plan of Reorganization for the Mid-Cap Fund pursuant to which these transactions will be accomplished.
          Because you, as a shareholder of the Mid-Cap Fund, are being asked to approve transactions that will result in you holding shares of the Large-Cap Fund, this Proxy Statement also serves as a Prospectus for the Large-Cap Fund.
          This Proxy Statement/Prospectus, which you should retain for future reference, contains important information about the Large-Cap Fund that you should know before investing.
          For a more detailed discussion of the investment objectives, policies, restrictions, risks, investment adviser, sub-advisers, and portfolio managers of the Funds, see the Prospectuses for A Shares and Institutional Shares of the Wilmington Multi-Manager Funds, dated November 1, 2007, (the “Prospectuses”) and the Statement of Additional Information

(“SAI”) for the Wilmington Multi-Manager Funds dated November 1, 2007, which are incorporated by reference herein. The Funds each provide periodic reports to their shareholders which highlight certain important information about the Funds, including investment results and financial information. The annual report dated June 30, 2007 is incorporated by reference herein. You may receive a copy of the most recent Prospectus and SAI, and the annual report for the Funds, without charge, on the Trust’s website at www.wilmingtonfunds.com or by calling (800) 336-9970.
          You can copy and review information about the Funds (including the SAI) at the Securities and Exchange Commission’s (the “Commission”) Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the Commission at (202) 942-8090. Reports and other information about each Fund are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102.
          Investment in the Funds are not bank deposits and are not obligations of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates. The Funds are not federally insured and are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other governmental agency. There is no guarantee that a Fund will achieve its investment objective.
          The Securities and Exchange Commission has not approved or disapproved these securities, or determined that this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

SUMMARY
          You should read this entire Proxy Statement/Prospectus carefully. For additional information, you should consult the Wilmington Multi-Manager Funds Prospectuses and the Agreement and Plan of Reorganization (the “Plan”), which is attached hereto as Appendix A.
          The Proposed Reorganization.
          The Board of Trustees, a majority of whose members are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) has unanimously approved the Plan. The Plan provides that, subject to the requisite approval of the Mid-Cap Fund shareholders, on the date of the Reorganization the Mid-Cap Fund will assign, transfer and convey to the Large-Cap Fund all of its assets including all securities and cash, in exchange for shares of the Large-Cap Fund having an aggregate net asset value equal to the value of the Mid-Cap Fund’s net assets, and the Large-Cap Fund will assume the Mid-Cap Fund’s liabilities. The Mid-Cap Fund will distribute all Large-Cap Fund shares received by it among its shareholders so that each shareholder of A Shares and Institutional Shares will receive a pro rata distribution of the Large-Cap Fund’s A Shares and Institutional Shares (or fractions thereof) having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Mid-Cap Fund shares as of the date of the Reorganization. The Large-Cap Fund shares received by each shareholder will be of the same share class as the shareholder’s Mid-Cap Fund shares. Thereafter, the Mid-Cap Fund will cease operations and will be completely liquidated and terminated as a series of the Trust.
          As a result of the Reorganization, each Mid-Cap Fund shareholder will cease to be a shareholder of the Mid-Cap Fund and will become a shareholder of the Large-Cap Fund as of the close of business on the date of the Reorganization. No sales charge or redemption fee will be imposed at the time of the Reorganization. Any subsequent investment in A Shares of the Large-Cap Fund after the Reorganization will be subject to any applicable sales charges and any redemption of shares of the Large-Cap Fund received in the Reorganization will be subject to the redemption fee which would be calculated from the date of original purchase of Mid-Cap Fund shares.
          The Board of Trustees has unanimously concluded that the Reorganization is in the best interests of the Mid-Cap Fund and its shareholders and that the interests of the Mid-Cap Fund’s existing shareholders will not be diluted as a result of the transactions contemplated thereby. See “Reasons for the Reorganization.”

          Federal Income Tax Consequences. The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, neither the Mid-Cap Fund nor its shareholders, nor the Large-Cap Fund is expected to recognize any gain or loss for federal income tax purposes as a result of the Reorganization. As a condition to the closing of the Reorganization, each of the Mid-Cap Fund and the Large-Cap Fund will receive an opinion of counsel to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. These opinions will be based in part upon certain assumptions and upon certain representations made by the Mid-Cap Fund and the Large-Cap Fund.
          Immediately prior to the Reorganization, the Mid-Cap Fund will declare a dividend which, together with all previous dividends, will have the effect of distributing to its shareholders all of the Mid-Cap Fund’s investment company taxable income for taxable years ending on or prior to the Reorganization (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Reorganization (after reduction for any available capital loss carryforward.) Such dividends will be included in the taxable income of the Mid-Cap Fund shareholders.
          No private ruling will be sought from the Internal Revenue Service (the “IRS”) with respect to the federal income tax consequences of the Reorganization. An opinion of counsel is not binding on the IRS and does not preclude the IRS from adopting a contrary position, which may be sustained by a court. You should consult your tax advisor as to the federal, state, local and other tax consequences of the Reorganization in light of your individual circumstances. See “Information about the Reorganization — Federal Income Tax Consequences.”
          Comparison of the Mid-Cap Fund and the Large-Cap Fund. The following discussion is primarily a summary of certain parts of the Prospectuses. Information contained in this Proxy Statement/Prospectus is qualified by the more complete information set forth in the Prospectuses and SAI, which are incorporated herein by reference.
          Investment Objective. The investment objective of each of the Funds are identical. Each Fund seeks to achieve long-term capital appreciation.
          Principal Investment Strategies. With the exception of the market capitalization ranges for the securities in which each Fund invests, the Large-Cap Fund and the Mid-Cap Fund have identical principal investment strategies. To pursue their respective investment objectives, the Large-Cap Fund and the Mid-Cap Fund invest primarily in U.S. equity or equity-related securities. The Large Cap Fund currently invests in “large-cap companies” which are companies that have a market capitalization at least equal to that of the smallest company in the Russell 1000 Index. As of October 31, 2007, the smallest company in the Russell 1000 Index had a market capitalization of approximately $835 million. The Mid-Cap Fund currently invests in “mid-cap companies” which are companies that have a market capitalization between the smallest and largest company in the Russell Midcap Index. As of October 31, 2007, the smallest company and largest company in the Russell Midcap Index had market capitalizations of approximately $835 million and $31.120 billion, respectively.
          Each Fund also employs a multi-manager approach, relying on several sub-advisers with different investment philosophies to manage a portion of its assets under the general supervision of the Fund’s investment adviser. See “Principal Investment Strategies-Strategies of the Sub-Advisers to the Large-Cap Fund” and “Principal Investment Strategies-Strategies of the Sub-Advisers to the Mid-Cap Fund” in the Prospectuses for information on each Fund’s sub-advisers and their investment strategies. In addition, the investment adviser may allocate a portion of a Fund’s assets to shares of exchange-traded funds whose underlying investments are consistent with the Fund’s underlying investments.
          See “Fund Descriptions,” and “Additional Investment Information” in the Prospectuses and “Investment Policies” and “Investment Limitations” in the SAI, each of which is incorporated herein by reference.
          Principal Risks. Because each Fund is a “domestic equity” fund that has the same investment objective and substantially similar principal investment strategies, policies and limitations, the principal risks associated with an investment in the Mid-Cap Fund and Large-Cap Fund are substantially similar. These risks, as primarily described in the Prospectuses, are discussed below. As a result, the value of your investment in Large-Cap Fund, as in the Mid-Cap Fund, will fluctuate, sometimes dramatically, which means you could lose money.
•	Allocation Risk: The risk that the investment adviser will make less than optimal or poor asset allocation decisions to the sub-advisers of a Fund. To the extent that the investment adviser allocates more assets to one sub-adviser, the performance of that sub-adviser will have a greater effect on a Fund’s performance.

•	Derivatives Risk: In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures contracts, options on futures contracts and swap agreements are examples of derivative instruments. Derivative instruments involve risks different from direct investments in underlying securities. These risks include: the risk of imperfect correlation between the value of the instruments and the underlying assets; risk of default by the other party to certain transactions; risk that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risk that the instruments may not be liquid. Using derivatives can increase the volatility of a Fund’s share price. For some derivatives, it is possible for the Fund to lose more than the amount invested in the derivative instrument. See “Principal Risk Information — Leverage Risk”.

•	IPO Risk: A Fund may acquire common and preferred stock of issuers in an initial public offering (“IPO”). Securities issued through an IPO can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. A Fund may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is limited, so it is likely that IPO securities will represent a small component of a Fund’s portfolio as the Fund’s assets increase (and thus have a more limited effect on performance).

•	Leverage Risk: The risk associated with securities transactions or practices that multiply small market movements into larger changes in value. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of leverage may require the liquidation of portfolio positions to satisfy obligations or to meet segregation requirements when it may not be advantageous to do so. In addition, leverage may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. The Funds will maintain asset segregation policies and the asset coverage requirements which comply with the current position of the SEC and its staff.

•	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Multi-Manager Risk: The investment styles employed by sub-advisers may not be complementary. The interplay of the various strategies employed by the sub-advisers may result in a Fund or portfolio indirectly holding a concentration in certain types of securities, industries or sectors. This concentration may be detrimental to a Fund’s performance depending upon the performance of those securities and the overall economic environment. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from a Fund’s realization of capital gains.

•	Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Valuation Risk: The risk that a Fund has valued certain of its securities at a higher price than it can sell them.
          See “Fund Descriptions-Principal Risks” and “Additional Risk Information” in the Prospectuses and “Investment Policies” and “Investment Limitations” in the SAI, each of which is incorporated herein by reference.
          Sales Charges (A Shares only). The schedules of sales charges imposed at the time of purchase of A Shares of the Funds are identical. The maximum sales charge imposed on the purchase of Class A shares of a Fund is 3.50%. See “Front-End Sales Charge” in the A Shares Prospectus for a discussion of sales charges. No sales charge will be imposed at the time of the Reorganization.
          Fees and Expenses. The fees and expenses set forth below are based on net assets and accruals of the Funds as of June 30, 2007. The “Pro Forma After Reorganization” operating expenses information is based on the net assets and accruals of the Mid-Cap Fund and the Large-Cap Fund as of June 30, 2007, as adjusted, showing the effect of the Reorganization had it occurred on such date (including estimated costs of the Reorganization totaling $25,000). Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the share prices.

Annual Fund Operating Expenses
(expenses deducted from Fund assets)
(as a percentage of average daily net assets)

					Pro Forma After
	Large-Cap		Mid-Cap		Reorganization
Institutional Shares	Fund		Fund		Large-Cap Fund
Management fees	0.69%		0.71%		0.69%
Distribution (Rule 12b-1) fees	None		None		None
Other expenses	0.24%		0.74%		0.23%
Acquired Fund fees and expenses[1]	0.05%		0.05%		0.05%
Total annual Fund operating expenses[2]	0.98%		1.50%		0.97%
Waivers/Reimbursements	(0.07	)% [4]	(0.30	)% [3,4]	(0.07	)% [4]
Net expenses	0.91%		1.20%		0.90%

					Pro Forma After
	Large-Cap		Mid-Cap		Reorganization
A Shares	Fund		Fund		Large-Cap Fund
Management fees	0.69%		0.71%		0.69%
Distribution (Rule 12b-1) fees	0.25%		0.25%		0.25%
Other expenses	0.24%		0.74%		0.23%
Acquired Fund fees and expenses[1]	0.05%		0.05%		0.05%
Total annual Fund operating expenses[2]	1.23%		1.75%		1.22%
Waivers/Reimbursements	(0.07	)% [4]	(0.30	)% [3,4]	(0.07	)% [4]
Net expenses	1.16%		1.45%		1.15%

[1]	Fees and expenses incurred indirectly as a result of investment in shares of one or more “Acquired Funds,” which include (i) ETFs, (ii) other investment companies, or (iii) companies that would be an investment company under Section 3(a) of the 1940 Act except for exceptions under Sections 3(c)(1) and 3(c)(7) under the 1940 Act.

[2]	“Total annual Fund operating expenses” do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights; the Financial Highlights expense ratios reflect the operating expenses of the Fund and do not include “Acquired Fund fees and expenses.”

[3]	RSMC has contractually agreed to waive a portion of its advisory fee or reimburse for other expenses to the extent that “Total annual Fund operating expenses” for the Mid-Cap Fund, excluding extraordinary expenses, brokerage commissions, interest and “Acquired Fund fees and expenses,” exceed 1.15%. These contractual fee waiver arrangements will remain in place until June 30, 2012, unless the Board of Trustees approves their earlier termination

[4]	Pursuant to separate fee waiver agreements, certain sub-advisers have agreed to waive their fees to the extent that the fee calculation determined under the respective sub-advisory agreement exceeds the fee calculation determined by taking into account similarly managed assets in the accounts of clients of RSMC or its affiliates. The fee waivers amounted to 0.07% and 0.01% of average daily net assets for the Large-Cap Fund and Mid-Cap Fund, respectively. In addition, the sub-administrator and accounting agent has a contractual obligation through September 2008 to waive certain fees associated with a Fund with average daily net assets below $75 million.

Expense Examples
          This Example is intended to help you compare the cost of investing in Shares of a Fund with the cost of investing in other mutual funds. The Example shows what you would pay if you invested $10,000 over the various time periods indicated. The Example assumes that (i) you reinvest all dividends and other distributions, (ii) the average annual return is 5%, (iii) a Fund’s total operating expenses (reflecting any contractual waivers or reimbursements) are charged and remain the same over the time periods, and (iv) you redeem all of your investment at the end of each time period. The examples are for comparison purposes only and is not a representation of a Fund’s actual expenses and returns, either past or future of Institutional Shares or A Shares of a Fund.

			Pro Forma After
			Reorganization
Institutional Shares	Large-Cap Fund	Mid-Cap Fund	Large-Cap Fund
1 Year	$93	$122	$92
3 Years	$290	$381	$287
5 Years	$504	$660	$498
10 Years	$1,120	$1,640	$1,108
A Shares
1 Year	$464	$493	$463
3 Years	$706	$796	$703
5 Years	$966	$1,120	$961
10 Years	$1,710	$2,203	$1,699
          Performance Information. The following tables provide performance information for the Institutional Shares and the A Shares of each Fund for the periods indicated. Past performance is not predictive of future performance. For more information concerning the performance of the Funds, please see “Fund Descriptions-Performance Information” in the Prospectuses, and the Funds’ Annual and Semi-Annual Reports to Shareholders, all of which may be obtained, free of charge, by calling (800) 336-9970 or on the Funds’ website at http://www.wilmingtonfunds.com. If the investment adviser had not waived or reimbursed certain expenses of the Mid-Cap Fund during these periods, its returns would have been lower.
Average Annual Total Return

Institutional Shares	Large Cap Fund	Mid-Cap Fund
One Year Ended June 30, 2007	18.45%	17.24%
Since Inception*	11.36%	14.52%

*	Since inception return for Institutional Shares are for the period July 1, 2003 (commencement of operations) through June 30, 2007.

	Large Cap		Mid-Cap
	Fund		Fund
	With	Without	With	Without
A Shares	Sales Charge*	Sales Charge	Sales Charge*	Sales Charge
One Year Ended June 30, 2007	14.09%	18.26%	12.86%	16.97%
Since Inception**	9.84%	12.41%	9.96%	12.58%

*	Reflects the deduction of the maximum front-end sales charge of 3.50%.

**	Since inception returns for A Shares are for the period December 20, 2005 (commencement of operations) through June 30, 2007.

          Comparison of Distribution Fees and Purchase and Redemption Procedures. The purchase and redemption procedures for the Funds are the same.
          The shares of each Fund are offered to a broad range of investors. A Shares are sold with a front-end sales load of up to 3.50% for purchases of $500,000 or less. Institutional Shares are available at NAV without an initial sales charge. Your investment in A Shares and Institutional Shares, however, is subject to a redemption fee or exchange fee of 1.00% if you redeem or exchange shares within 60 days of purchase. The redemption fee and exchange fee will continue to apply to the Large-Cap Fund shares issued in the Reorganization. The 60 day period will be calculated from the date of the original purchase of the Mid-Cap Fund’s Shares.
          Each Fund’s A Shares have a 0.25% distribution (Rule 12b-1) fee. The shares of both Funds may be exchanged for comparable classes of shares of other Wilmington Funds. More information on distribution and purchase and redemption procedures of the Large-Cap Fund is provided in the Prospectuses under “Shareholder Information.”
          Service Providers. The Funds have the same investment adviser, administrator, accounting agent, transfer agent, and principal underwriter, which will continue in their capacity after the Reorganization.
          Comparison of Business Structures. Each Fund is a series of WT Mutual Fund, which is organized as a Delaware statutory trust and is governed by its Agreement and Declaration of Trust, Bylaws and Delaware law.

INFORMATION ABOUT THE REORGANIZATION
          Description of the Plan. The following summary of the Plan is qualified in its entirety by reference to the Form of the Agreement and Plan of Reorganization (the “Plan”) attached to this Proxy Statement/Prospectus as Exhibit A.
          As provided in the Plan, the Large-Cap Fund will acquire all the assets and assume all the liabilities of the Mid-Cap Fund at the effective time of the Reorganization (the “Effective Time”). In return, the Large-Cap Fund will issue, and the Mid-Cap Fund will distribute to its shareholders in liquidation, a number of full and fractional shares of the Large-Cap Fund, determined by dividing the net assets of each class of the Mid-Cap Fund by the net asset value (“NAV”) of one share of the corresponding class of the Large-Cap Fund. For this purpose, the Plan provides the times for and methods of determining the net assets of each Fund. The Plan provides that shareholders of the Mid-Cap Fund will be credited with shares of the Large-Cap Fund corresponding to the aggregate NAV of the Mid-Cap Fund’s shares that the shareholder holds of record at the Effective Time.
          Following the distribution of the Large-Cap Fund shares in full liquidation of the Mid-Cap Fund, the Mid-Cap Fund will wind up its affairs, cease operations, and dissolve as soon as is reasonably possible after the Reorganization. In the event the Reorganization does not occur, the Mid-Cap Fund will continue its operations and the Trustees of the Trust will consider what future action, if any, is appropriate.
          The projected expenses of the Reorganization, largely those for legal, accounting, printing and proxy solicitation expenses, are estimated to total approximately $25,000. Each of the Mid-Cap Fund and the Large-Cap Fund will bear its respective expenses incurred in connection with the Reorganization.
          The Reorganization is expected to occur during the calendar year ending December 31, 2007. Under applicable legal and regulatory requirements, none of the Mid-Cap Fund’s shareholders will be entitled to exercise objecting shareholders’ appraisal rights, i.e., to demand the fair value of their shares in connection with the Reorganization. Therefore, shareholders will be bound by the terms of the Reorganization under the Plan. However, any shareholder of the Mid-Cap Fund may redeem his or her shares pursuant to the Fund’s Prospectuses prior to the Reorganization.
          Completion of the Reorganization is subject to certain conditions set forth in the Plan, some of which may be waived by a party to the Plan. The Plan may be amended in any mutually agreed manner. The parties to the Plan may terminate the Plan by mutual consent and either party has the right to terminate the Plan under certain circumstances. Among other circumstances, either party may at any time terminate the Plan unilaterally upon a determination by the Board of Trustees of the Trust that proceeding with the Plan is not in the best interests of a Fund or of its shareholders.
          Description of Securities to be Issued. Under the Plan, the Large-Cap Fund will issue additional shares of the Large Cap Fund for distribution to corresponding classes of shares of the Mid-Cap Fund. Under its Agreement and Declaration of Trust and By-laws, the Large-Cap Fund may issue an indefinite number of shares of beneficial interest for each class of shares.
          When the reorganization of the Mid-Cap Fund into the Large-Cap Fund is consummated, shareholders of A Shares and Institutional Shares will receive the corresponding class shares of the Large-Cap Fund having an aggregate NAV equal to the aggregate NAV of the shareholder’s shares in the Mid-Cap Fund.
          Each share of the Large-Cap Fund represents an equal proportionate interest with other shares of the Large-Cap Fund. Each share has equal earnings, assets, and voting privileges, and is entitled to dividends and other distributions out of the income earned and gain realized on the assets belonging to the Large-Cap Fund as authorized by the Board of Trustees. Shares of the Large-Cap Fund entitle their holders to one vote per full share and fractional votes for fractional shares held. Shares of the Large-Cap Fund received by the Mid-Cap Fund in the Reorganization will be issued at NAV without a sales charge, fully paid and non-assessable.
          Dividends and Other Distributions. On or before the Closing Date, as defined in the Plan, the Mid-Cap Fund will declare a dividend which, together with all previous dividends, will have the effect of distributing to its shareholders all of the Mid-Cap Fund’s investment company taxable income for taxable years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any available capital loss carryforward).
          Federal Income Tax Consequences. The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code. As a condition to the closing of the Reorganization, each of the Mid-Cap Fund and Large-Cap Fund will receive an opinion from the law firm of Pepper Hamilton LLP substantially to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, and certain representations, qualifications and assumptions with respect to the Reorganization, for federal income tax purposes, upon consummation of the Reorganization:

(1)	The transfer of all of the assets of the Mid-Cap Fund solely in exchange for shares of the Large-Cap Fund and the assumption by the Large-Cap Fund of all of the liabilities of the Mid-Cap Fund, followed by the distribution of the Large-Cap Fund’s shares to the shareholders of the Mid-Cap Fund in complete liquidation and termination of the Mid-Cap Fund, will constitute a reorganization within the meaning of Section 368(a) of the Code, and each of the Mid-Cap Fund and the Large-Cap Fund will be a party to the reorganization within the meaning of Section 368(b) of the Code;

(2)	No gain or loss will be recognized by the Large-Cap Fund upon the receipt of the assets of the Mid-Cap Fund solely in exchange for the shares of the Large-Cap Fund and the assumption by the Large-Cap Fund of the liabilities of the Mid-Cap Fund.

(3)	No gain or loss will be recognized by the Mid-Cap Fund upon the transfer of all of its assets to the Large-Cap Fund solely in exchange for shares of the Large-Cap Fund and the assumption by the Large-Cap Fund of the liabilities of the Mid-Cap Fund or upon the distribution by the Mid-Cap Fund of the shares of the Large-Cap Fund to the Mid-Cap Fund’s shareholders in complete liquidation in exchange for their shares of the Mid-Cap Fund.

(4)	No gain or loss will be recognized by the Mid-Cap Fund’s shareholders upon the exchange of their shares of the Mid-Cap Fund for shares of the Large-Cap Fund in the Reorganization;

(5)	The aggregate tax basis of the shares of the Large-Cap Fund received by each shareholder of the Mid-Cap Fund pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of the Mid-Cap Fund held by such shareholder immediately prior to the Reorganization, and the holding period of the shares of the Large-Cap Fund received by a shareholder of the Mid-Cap Fund will include the period during which the shares of the Mid-Cap Fund exchanged therefor were held by such shareholder (provided that the shares of the Mid-Cap Fund were held as a capital asset on the date of the Reorganization); and

(6)	The tax basis of the assets of the Mid-Cap Fund acquired by the Large-Cap Fund will be the same as the tax basis of such assets to the Mid-Cap Fund immediately prior to the Reorganization, and the holding period of such assets in the hands of the Large-Cap Fund will include the period during which the assets were held by the Mid-Cap Fund.

          No opinion, however, will be expressed as to the effect of the Reorganization on (i) the Mid-Cap Fund or the Large-Cap Fund (x) with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of the taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting, or (y) with respect to any stock held of a passive foreign investment company as defined in Section 1297(a) of the Code or (ii) any shareholder of the Mid-Cap Fund that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.
          Opinions of counsel are not binding upon the IRS or the courts. No private ruling will be sought from the IRS with respect to the federal income tax consequences of the Reorganization. If the Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, a shareholder of the Mid-Cap Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Mid-Cap Fund shares and the fair market value of the shares of the Large-Cap Fund it received.
          You should consult your tax advisor as to the federal, state, local and other tax consequences of the Reorganization in light of your individual circumstances.

          Capitalization. The following table shows on an unaudited basis the capitalization of each of the Mid-Cap Fund and the Large-Cap Fund as of October 29, 2007 and on a pro forma combined basis, giving effect to the reorganization of the assets and liabilities of the Mid-Cap Fund into the Large-Cap Fund at net asset value as of October 29, 2007.

							Pro Forma After
					Pro Forma		Reorganization
	Mid-Cap Fund		Large-Cap Fund		Adjustments		Large-Cap Fund (a)
		Institutional		Institutional		Institutional		Institutional
	A Shares	Shares	A Shares	Shares	A Shares	Shares	A Shares	Shares
Net Asset Value	$12,033	$39,173,324	$12,401	$270,119,033	—	—	$24,434	$309,292,357
Shares Outstanding	876	2,840,229	830	18,088,019	(70)	(217,051)	1,636	20,711,197
Net Asset Value per Share	$13.74	$13.79	$14.94	$14.93	—	—	$14.94	$14.93

(a)	Assumes the Reorganization was consummated on October 29, 2007 and is for information purposes only. No assurance can be given as to how many shares of the Large-Cap Fund will be received by the shareholders of the Mid-Cap Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Large-Cap Fund that actually will be received on or after such date.

REASONS FOR THE REORGANIZATION
          Based on the considerations described below, the Board of Trustees, including the Trustees who are deemed to be independent trustees (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), separately on behalf of each of the Funds, have determined that the Reorganization would be in the best interests of the Mid-Cap Fund and the Large-Cap Fund and that the interests of the Mid-Cap Fund’s and the Large-Cap Fund’s existing shareholders would not be diluted as a result of the Reorganization.
          At a meeting of the Board of Trustees of the Trust held on September 27, 2007, RSMC presented the Plan to the Trustees and provided the Trustees with data and analysis regarding the proposed Reorganization. At the meeting, the Board considered a number of factors, including the following:

•	The decision by Wilmington Trust’s Investment Strategy Team, to eliminate “Mid-Cap equities” as a distinct asset class in its asset allocation models. Wilmington Trust’s Investment Strategy Team (“IST”) is made up of investment professionals at Wilmington Trust and its affiliates, including RSMC. The team prepares the asset allocation strategy models that RSMC relies on to make its allocations to a specific investment style (growth/value) or sub-adviser within each of the Funds. The decision to eliminate the “Mid-Cap” asset class from its asset allocation models was due in part to the overlap in index constituents of the Funds, respective benchmark indices. Specifically, the Large Cap Fund’s benchmark index, the Russell 1000 contains approximately 800 stocks that RSMC identifies as “mid cap companies” (i.e., companies with market capitalizations of between $835 million and $31.120 billion).

•	The relative size of the Mid-Cap Fund as compared to the Large-Cap Fund both before and after the Reorganization.

•	The relative past and current growth in assets of the Funds and the anticipated future inability of the Mid-Cap Fund to achieve satisfactory asset growth as analyzed by RSMC. The anticipated future inability of the Mid-Cap Fund to achieve satisfactory asset growth is based on the following facts: (i) Wilmington Trust Company, an affiliate of RSMC and the Funds, acts as the trustee to several shareholder accounts of the Mid-Cap Fund which account for a majority of the Fund’s assets; (ii) Wilmington Trust Company utilizes the asset allocation models of the Investment Strategy Team to allocate assets among distinct asset classes; and (iii) the Investment Strategy Team has eliminated “Mid-Cap equities” as an asset class in its models. Accordingly, it is unlikely that Wilmington Trust will continue to allocate assets to the Mid-Cap Fund. Regardless of whether the Reorganization occurs, Wilmington Trust in its capacity as trustee to certain accounts will likely move client assets away from the Mid-Cap Fund into other investment classes which are represented in their asset allocation models resulting in a reduction in the Mid-Cap Fund’s assets.

•	The Mid-Cap Fund and the Large-Cap Fund have compatible investment objectives, policies, and restrictions.

•	The relative investment performance of the Funds.

•	The relative expense ratios of the Funds and the anticipated impact of the proposed Reorganization on the expense ratio of the Large-Cap Fund.

•	The anticipated federal income tax consequences of the Reorganization with respect to each Fund and its shareholders.

•	The potential benefits of the proposed Reorganization for the shareholders of the Mid-Cap Fund and the Large-Cap Fund.

          The Board noted that the investment objective for the Mid-Cap Fund is identical to the investment objective of the Large-Cap Fund. The Board considered that the portfolio of the Mid-Cap Fund has historically been managed in substantially the same manner (and has similar holdings due to the overlap of the index constituents of the Funds’ respective benchmark indices) as the portfolio of the Large-Cap Fund, which should allow for a relatively smooth transition for shareholders of the Mid-Cap Fund should the proposed Reorganization be approved. The Board also noted that, with the exception of the market capitalization range of the securities in which the Funds invested, the investment strategies and policies of the Mid-Cap Fund are identical to the investment strategies and policies of the Large-Cap Fund.
          With respect to performance, the Board noted that the Mid-Cap Fund had stronger performance than the Large-Cap Fund for the period July 1, 2003 (inception date for both Funds) through June 30, 2007; however, the Large-Cap Fund had a stronger performance record for the one-year period ended June 30, 2007.
          In deciding whether to recommend approval of the Reorganization to shareholders, the Board also considered the fees and expense ratios of the Large-Cap Fund and the Mid-Cap Fund and the impact of existing and proposed contractual fee waivers on such expense ratios. The Board considered the potential benefits afforded by a larger fund through economies of scale from the spreading of fixed costs over a larger asset base and by reaching or utilizing, to a greater extent, breakpoints in advisory fees, although there can be no assurance that operational savings will be realized. The Board also noted that (i) RSMC has contractually agreed to waive a portion of its advisory fee or reimburse other operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to the extent total operating expenses, excluding class-specific expenses (such as Rule 12b-1 or shareholder service fees), and “acquired fund fees and expenses,” exceed 1.15%; and (ii) that after such waivers or reimbursements the Mid-Cap Fund’s total annual operating expenses exceeded those of the Large Cap Fund. RSMC informed the Board that the Reorganization will be structured as a tax-free reorganization. RSMC also informed the Board that each of the Mid-Cap Fund and the Large-Cap Fund will bear its respective expenses incurred in connection with the reorganization.
          The Board approved the Plan, concluding that the Reorganization is in the best interests of the Mid-Cap Fund and the Large-Cap Fund and that no dilution of value would result to the shareholders of either Fund from the Reorganization. The Board then decided to recommend that shareholders of the Mid-Cap Fund vote to approve the Reorganization. The Trustees approving the Plan and making the foregoing determinations included all of the Independent Trustees.
ADDITIONAL INFORMATION ABOUT THE FUNDS
          Information about the Funds is incorporated by reference into this Proxy Statement/Prospectus from the Prospectuses and SAI, forming a part of the Trust’s Registration Statement on Form N-1A (File Nos. 33-84762 and 811-08648). The annual report to shareholders dated June 30, 2007, for each Fund, is incorporated by reference herein. You may receive a copy of the most recent Prospectus and SAI, and the annual and semi-annual reports for the Funds, without charge, on the Trust’s website at www.wilmingtonfunds.com or by calling (800) 336-9970. A copy of the SAI relating to the Reorganization is available upon request and without charge by calling (800) 336-9970.
          You can copy and review information about the Funds at the Securities and Exchange Commission’s (the “Commission”) Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the Commission at (202) 942-8090. Reports and other information about each Fund are available on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102.
REQUIRED VOTE AND BOARD’S RECOMMENDATION
          Approval of this Proposal requires the affirmative vote of the holders of a “majority of the outstanding voting securities” of the Fund voting separately. The term “majority of the outstanding voting securities,” as defined in the 1940 Act and as used in this Proxy Statement, means: the affirmative vote of the lesser of (i) 67% of the voting securities of the Fund present at a meeting if more than 50% of the outstanding voting securities of the Fund are present in person or by proxy or (ii) more than 50% of the outstanding voting securities of the Fund. If the shareholders of the Mid-Cap Fund do not approve the Plan, the Board of Trustees may consider other possible courses of action for the Mid-Cap Fund, including liquidation and dissolution.
THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT
SHAREHOLDERS OF THE MID-CAP FUND VOTE “FOR” THE PROPOSAL.
*     *     *
LEGAL MATTERS
          The validity of the shares offered hereby will be passed upon for the Funds by Pepper Hamilton LLP.
FINANCIAL STATEMENTS
          The audited financial statements of the Funds for its fiscal year ended June 30, 2007 have been incorporated herein by reference in reliance upon the report of Ernst & Young LLP, the Funds’ independent registered public accounting firm, given on their authority as experts in accounting and auditing.
VOTING INFORMATION
          Shareholders of the Mid-Cap Fund are entitled to one vote for each Fund share held on the close of business on October 12, 2007 (the “Record Date”). The cost of preparing, printing and mailing the enclosed proxy card and this Proxy Statement/Prospectus, and all other costs incurred in connection with the solicitation of proxies, including any additional solicitation made by letter, telephone or telegraph, will be paid by the Funds. In addition to solicitation by mail, Trustees, certain officers and representatives of the Fund, directors, officers and employees of RSMC, and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit proxies by telephone, telegram or personally. The Fund also may engage a proxy services provider to assist it in its proxy solicitation efforts including solicitation of proxies by solicit proxies by telephone, telegram or personally.
          If a shareholder wishes to participate in the Meeting, the shareholder may submit the proxy card originally sent with this Proxy Statement/Prospectus or attend in person. Should shareholders require additional information regarding the proxy or replacement proxy card, they may contact ADP Investor Communication Services toll-free at (877) 456-6399.
          Revocation of Proxy. Any proxy given by a shareholder is revocable until voted at the Meeting. Shareholders of the Mid-Cap Fund giving a proxy have the power to revoke it by mail (addressed to the Secretary of the Trust, c/o RSMC, at 1100 North Market Street, 9th Floor, Wilmington, Delaware 19890) or in person at the Meeting, by executing a superseding proxy or by submitting a notice of revocation to the Mid-Cap Fund. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy or, if no specification is made, in favor of the Proposal referred to in the Proxy Statement/Prospectus.
          Quorum Requirement. The presence at the Meeting, in person or by proxy, of the holders of at least 40% of the outstanding shares of the Mid-Cap Fund, as of the record date, shall be necessary and sufficient to constitute a quorum for the transaction of business. In the event that the necessary quorum to transact business or the vote required to approve the Proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies necessary for the passage of the Proposal or to obtain a quorum. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the shares of the Mid-Cap Fund present in person or by proxy at the Meeting. The persons named as proxies will vote in favor of any such adjournment those proxies which they are entitled to vote in favor of the Proposals and will vote against any such adjournment those proxies to be voted against the Proposals. For purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions and broker “non-votes” will be treated as shares that are present but which have not been voted. Broker non-votes are proxies received by the Mid-Cap Fund from brokers or nominees when the broker or nominee has neither received instructions from the beneficial owner or other persons entitled to vote, nor has discretionary power to vote on a particular matter. Accordingly, shareholders are urged to forward their voting instructions promptly. Abstentions will have the effect of a “no” vote on the Proposal. Broker non-votes will have the effect of a “no” vote for the Proposal if such vote is determined on the basis of obtaining the affirmative vote of more than 50% of the outstanding shares of the Fund. Broker non-votes will not constitute “yes” or “no” votes for the Proposal and will be disregarded in determining the voting securities “present” if such vote is determined on the basis of the affirmative vote of 67% of the voting securities of the Fund present at the Meeting.
          Shareholdings Information. Holders of record of the shares of the Fund on the Record Date, as to any matter on which they are entitled to vote, will be entitled to vote on all business of the Meeting.

          As of the record date, the Wilmington Multi-Manager Mid-Cap Fund had 2,868,482.468 shares issued and outstanding. As of the Record Date, the following persons owned of record or beneficially 5% or more of the outstanding shares of the Fund:

Name and address	Number of Shares Held of Record	Percentage of Shares Held of Record
National Financial Service Corp. One World Financial Center Church Street Station PO Box 3908 New York, NY 10008-3908	337,936.257	11.78%

Delaware Charter Guarantee & Trust FBO Principal Financial Group 711 High St. Des Moines, IA 50392	291,631.480	10.17%

          Wilmington Trust Company, an affiliate of RSMC and the Fund, acts as the trustee of several shareholder accounts of the Mid-Cap Fund. In such capacity, Wilmington Trust Company has discretionary authority to vote shares of the Fund held by such shareholders. Accordingly, Wilmington Trust Company will vote a majority of the Fund’s shares that are issued and outstanding. As of the Record Date, each Trustee’s individual shareholdings of the Fund constituted less than 1% of the outstanding shares of the Fund, and as a group, the Trustees and officers of the Trust own less than 1% of the shares of the Fund.
OTHER MATTERS
          No Trustee is aware of any matters that will be presented for action at the Meeting other than the matters described in this material. Should any other matters requiring a vote of shareholders arise, the proxy in the accompanying form will confer upon the person or persons entitled to vote the shares represented by such proxy the discretionary authority to vote the shares as to any such other matters in accordance with their best judgment in the interest of the Fund.
          PLEASE COMPLETE, SIGN AND RETURN THE ENCLOSED PROXY CARD PROMPTLY. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.
By Order of the Board of Trustees of WT Mutual Fund
Edward W. Diffin, Jr.
Secretary

EXHIBIT A
FORM OF AGREEMENT AND PLAN OF REORGANIZATION
          This Agreement and Plan of Reorganization (this “Agreement”) is made as of this 13th day of November 2007, by and between WT Mutual Fund, a Delaware statutory trust (the “Trust”), on behalf of its Wilmington Multi-Manager Mid-Cap Fund (the “Mid-Cap Fund”), and the Trust on behalf of its Wilmington Multi-Manager Large-Cap Fund (the “Large-Cap Fund”).
          WHEREAS, the parties wish to enter into a plan of reorganization (the “Plan”) which will consist, among other things, of the transfer of assets of the Mid-Cap Fund to the Large-Cap Fund in exchange for shares of the Large-Cap Fund (the “Shares”), and the assumption by the Large-Cap Fund of the Mid-Cap Fund’s liabilities, followed by the distribution of the Shares by the Mid-Cap Fund to its shareholders in complete liquidation and termination of the Mid-Cap Fund; and
          WHEREAS, the parties intend that the transactions described in the preceding paragraph constitute a reorganization described in Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”); and
          WHEREAS, the reorganization is subject to, and shall be effected in accordance with, the terms of this Agreement, which is intended to be and is adopted by the Trust, on its own behalf and on behalf of each of the Mid-Cap Fund and the Large-Cap Fund, as a “plan of reorganization” within the meaning of Section 368 of the Code;
          WHEREAS, the Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), has determined that the Plan is in the best interests of the shareholders of the Mid-Cap Fund and the Large-Cap Fund, respectively, and that their interests would not be diluted as a result of the transactions contemplated thereby.
          NOW THEREFORE, in consideration of the agreements contained in this Agreement, the parties agree as follows:
ARTICLE I
TRANSFER OF ASSETS AND LIABILITIES
          Section 1.1. Transfer of Assets and Liabilities.
Subject to the terms and conditions set forth herein, on the Closing Date (as hereafter defined), the Mid-Cap Fund shall transfer all of its assets to the Large-Cap Fund. In exchange therefor, the Large-Cap Fund shall assume all of the liabilities of the Mid-Cap Fund and deliver to the Mid-Cap Fund a number of “A Shares” and “Institutional Shares” of the Large-Cap Fund which is equal to (i) the aggregate net asset value attributable to each such Class of shares of the Mid-Cap Fund at the close of business on the day preceding the Closing Date, divided by (ii) the net asset value per share of such Class of shares of the Large-Cap Fund outstanding at the close of business on the day preceding the Closing Date.

          Section 1.2. Liquidation of Mid-Cap Fund. Immediately after the transfer of assets provided for in Section 1.1, the Mid-Cap Fund shall completely liquidate and shall distribute pro rata to each Class of its shareholders of record in proportion to their respective numbers of shares of each Class held by such shareholders, determined as of the close of business on the day preceding the Closing Date, the same Class of Shares received by the Mid-Cap Fund pursuant to Section 1.1.
          Section 1.3. No Issuance of Share Certificates. The Mid-Cap Fund shall accomplish the liquidation and distribution provided for herein by opening accounts on the books of the Large-Cap Fund in the names of its shareholders and transferring to its shareholders the Shares credited to the account of the Mid-Cap Fund on the books of the Large-Cap Fund. No certificates evidencing Shares shall be issued.
          Section 1.4. Time and Date of Valuation. The number of Shares to be issued by the Large-Cap Fund to the Mid-Cap Fund shall be computed as of 4:00 p.m. (Eastern time) on the date preceding the Closing Date in accordance with the regular practices of the Mid-Cap Fund, the Large-Cap Fund and the Trust.
          Section 1.5. Closing Time and Place. The Closing Date shall be December 14, 2007, or such later date on which all of the conditions set forth in Article II have been fulfilled or otherwise waived by the parties hereto, but in any event not later than December 31, 2007, or such later date as the parties may mutually agree. All acts taking place on the Closing Date shall be deemed to be taking place simultaneously as of the commencement of business on the Closing Date, unless otherwise provided. The closing of the reorganization contemplated by the Plan (the “Closing”) shall be held at 10:00 a.m. (Eastern time) at the offices of Pepper Hamilton LLP, 3000 Two Logan Square, Philadelphia, Pennsylvania 19103, or such other time and/or place as the parties may mutually agree.
          Section 1.6. Delay of Valuation. If on the day preceding the Closing Date (a) the primary trading market for portfolio securities of either party is closed to trading or trading thereon is restricted, or (b) trading or the reporting of trading is disrupted so that an accurate appraisal of the value of the net assets of either party and an accurate calculation of the number of shares held by each shareholder is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.
          Section 1.7. Termination of Mid-Cap Fund. As promptly as practicable after the Closing, the Mid-Cap Fund shall dissolve.
          Section 1.8. Transfer Taxes. Any transfer taxes payable upon issuance of the Shares in a name other than the registered holder of the Mid-Cap Fund shares on the books of the Mid-Cap Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Shares are to be issued and transferred.
          Section 1.9. Reporting Responsibility. Any reporting responsibility of the Mid-Cap Fund (including regulatory and tax reporting responsibility) is and shall remain the responsibility of the Mid-Cap Fund.
ARTICLE II
CONDITIONS PRECEDENT TO THE EFFECTIVENESS OF THE REORGANIZATION
          The respective obligation of each party to effect the reorganization contemplated by this Agreement is subject to the satisfaction or waiver on or prior to the Closing Date of the following conditions:

          Section 2.1. Shareholder Approval. On or prior to the Closing Date, the shareholders of the Mid-Cap Fund shall have approved the transactions contemplated by this Agreement in accordance with the provisions of Delaware law and the 1940 Act.
          Section 2.2. No Injunctions or Restraints. On the Closing Date, no action, suit or other proceeding shall be pending before any court or government agency which seeks to restrain or prohibit or obtain damages or other relief in connection with this Agreement or the transactions contemplated hereby.
          Section 2.3. Consents. All consents of the other party and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of either party or the Trust.
          Section 2.4. Effective Registration Statement. The Form N-1A Registration Statement of the Trust and the Form N-14 Registration Statement of the Trust with respect to the Shares shall continue to be effective and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated.
          Section 2.5. Tax Opinion. Each of the Mid-Cap Fund and the Large-Cap Fund shall have received an opinion of Pepper Hamilton LLP substantially to the effect that, based on certain representations, qualifications and assumptions, for federal income tax purposes:

(1)	The transfer of all of the assets of the Mid-Cap Fund solely in exchange for Shares and the assumption by the Large-Cap Fund of all of the liabilities of the Mid-Cap Fund, followed by the distribution of the Shares by the Mid-Cap Fund to its shareholders in complete liquidation and termination of the Mid-Cap Fund, will constitute a reorganization within the meaning of Section 368(a) of the Code, and each of the Large-Cap Fund and the Mid-Cap Fund will be a party to a reorganization within the meaning of Section 368(b) of the Code;

(2)	No gain or loss will be recognized by the Large-Cap Fund upon the receipt of the assets of the Mid-Cap Fund solely in exchange for Shares and the assumption by the Large-Cap Fund of the liabilities of the Mid-Cap Fund.

(3)	No gain or loss will be recognized by the Mid-Cap Fund upon the transfer of all of its assets to the Large-Cap Fund solely in exchange for the Shares and the assumption by the Large-Cap Fund of the liabilities of the Mid-Cap Fund or upon the distribution of the Shares to the Mid-Cap Fund’s shareholders in complete liquidation in exchange for their shares of the Mid-Cap Fund.

(4)	No gain or loss will be recognized by the Mid-Cap Fund’s shareholders upon the exchange of their shares of the Mid-Cap Fund for Shares in the Reorganization;

(5)	The aggregate tax basis of the Shares received by each shareholder of the Mid-Cap Fund pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of the Mid-Cap Fund held by such shareholder immediately prior to the Reorganization, and the holding period of the Shares received by a shareholder of the Mid-Cap Fund will include the period during which the shares of the Mid-Cap Fund exchanged therefor were held by such shareholder (provided that the shares of the Mid-Cap Fund were held as a capital asset on the date of the Reorganization); and

(6)	The tax basis of the assets of the Mid-Cap Fund acquired by the Large-Cap Fund will be the same as the tax basis of such assets to the Mid-Cap Fund immediately prior to the Reorganization, and the holding period of such assets in the hands of the Large-Cap Fund will include the period during which the assets were held by the Mid-Cap Fund.

          No opinion, however, will be expressed as to the effect of the Reorganization on (i) the Mid-Cap Fund or the Large-Cap Fund (x) with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of the taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting, or (y) with respect to any stock held of a passive foreign investment company as defined in Section 1297(a) of the Code or (ii) any shareholder of the Mid-Cap Fund that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.

          Section 2.6. Covenants, Representations and Warranties. Each party shall have performed all of its covenants set forth in Article 4, and its representations and warranties set forth in Article 3 shall be true and correct in all material respects on and as of the Closing Date as if made on such date, and the President or a Vice-President of the Trust shall have executed a certificate to such effect.
          Section 2.7. Statement of Assets and Liabilities. The Mid-Cap Fund shall have delivered to the Trust on the Closing Date a statement of its assets and liabilities, prepared in accordance with generally accepted accounting principles consistently applied, together with a certificate of its Treasurer or Assistant Treasurer as to its portfolio securities and the federal income tax basis and holding period as of the Closing Date.
ARTICLE III
REPRESENTATIONS AND WARRANTIES
          The parties represent and warrant as follows:
          Section 3.1. Structure and Standing. Each party represents and warrants that it is duly organized as a series of a statutory trust, validly existing and in good standing under the laws of the State of Delaware, and has the power to own all of its properties and assets and conduct its business.
          Section 3.2. Power. Each party represents and warrants that it has full power and authority to enter into and perform its obligations under this Agreement; the execution, delivery and performance of this Agreement has been duly authorized by all necessary action of the Board of Trustees of the Trust; this Agreement does not violate, and its performance will not result in violation of, any provision of the Declaration of Trust of the Trust, or any agreement, instrument or other undertaking to which it is a party or by which it is bound; and this Agreement constitutes its valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto.
          Section 3.3. Litigation. Each party represents and warrants that no litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending against it and, to the best of its knowledge, none is threatened against it or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business; it knows of no facts which might form the basis for the institution of such proceedings; and it is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.
          Section 3.4. Fund Assets. The Mid-Cap Fund represents and warrants that on the Closing Date the assets received by the Large-Cap Fund from the Mid-Cap Fund will be delivered to the Large-Cap Fund as provided in Section 1.1 free and clear of all liens, pledges, security interests, charges or other encumbrances of any nature whatsoever created by the Mid-Cap Fund and without any restriction upon the transfer thereof, except for such liabilities assumed as provided in Section 1.1.
          Section 3.5. The Shares. The Large-Cap Fund represents and warrants that on the Closing Date (a) the Shares to be delivered to the Mid-Cap Fund as contemplated in this Agreement will be duly authorized, validly issued, fully paid and nonassessable; (b) no shareholder of the Large-Cap Fund or any other series of the Trust has any preemptive right to subscription or purchase in respect thereof; (c) the Mid-Cap Fund will acquire the Shares free and clear of all liens pledges, security interests, charges or other encumbrances of any nature whatsoever created by the Trust and without any restriction on the transfer thereof; and (d) the Shares will be duly qualified for offering to the public in all of the states of the United States in which such qualification is required or an exemption from such requirement shall have been obtained.
          Section 3.6. Tax Status and Filings. Each of the Mid-Cap Fund and the Large-Cap Fund represents and warrants that:
          (a) At the Closing Date, all federal and other tax returns and reports of the fund required by law to have been filed by such date shall have been filed, and all federal and other taxes due and payable shall have been paid, or provision shall have been made for the payment thereof. To the best of the fund’s knowledge, no such return is currently under audit by the IRS or any state or local tax authority, and no assessment has been asserted with respect to such returns.
          (b) For each fiscal year of its operation, the fund has met, and will continue to meet through the Closing Date, the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment company taxable income (computed without regard to any deduction for dividends paid) and net realized capital gains (after reduction for any capital loss carryforward).
          Section 3.7. Accuracy of Information. Each party represents and warrants that all information furnished by it to the other party for use in any documents which may be necessary in connection with the transactions contemplated by this Agreement will be accurate and complete and will comply in all material respects with federal securities and other laws and regulations applicable thereto.
          Section 3.8. Acquisition of the Shares. The Mid-Cap Fund represents and warrants that the Shares it acquires pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, except in accordance with the terms of this Agreement.
          Section 3.9. Financial Statements. Each party represents and warrants that its Statement of Assets and Liabilities as of September 30, 2007 provided to the other party has been prepared in accordance with generally accepted accounting principles consistently applied, and fairly reflects the financial condition of such party as of such date, and there are no known contingent liabilities of such party as of such date not disclosed therein.
          Section 3.10. No Adverse Changes. Each party represents and warrants that since September 30, 2007, there has not been any material adverse change in its financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business except as otherwise disclosed in writing to and accepted by the other party (for the purposes of this paragraph, a decline in net asset value per share of a party shall not constitute a material adverse change).
          Section 3.11. Proxy Statement. Each party represents and warrants that the Combined Proxy Statement and Prospectus contained in the Registration Statement on Form N-14 to be used in connection with the transaction contemplated hereby (only insofar as it relates to such party) will, on its effective date and on the Closing Date, not contain any untrue statement of material fact with respect to such party or omit to state a material fact required to be stated therein with respect to such party or necessary to make the statements therein with respect to such party, in light of the circumstances under which such statements were made, not materially misleading.
ARTICLE IV
COVENANTS
          Section 4.1. Conduct of Business. During the period from the date of this Agreement and continuing until the earlier of the termination of this Agreement or the Closing Date, each party shall operate its business in the ordinary course except as contemplated by this Agreement.
          Section 4.2. Shareholder Meeting. The Mid-Cap Fund shall call a special meeting of its shareholders as soon as possible for the purpose of considering the reorganization contemplated by this Agreement.
          Section 4.3. Preparation of Combined Proxy Statement and Prospectus. As soon as reasonably practicable after the execution of this Agreement, the Trust, on behalf of the Mid-Cap Fund, shall prepare and file a combined prospectus and proxy statement with respect to the reorganization with the United States Securities and Exchange Commission in form and substance satisfactory to both parties, and shall use its best efforts to provide that the combined prospectus and proxy statement can be distributed to the shareholders of the Mid-Cap Fund as promptly thereafter as is practicable. As soon as reasonably practicable, the parties shall also prepare and file any other related filings required under applicable state securities laws.

          Section 4.4. Fees and Expenses. Whether or not this Agreement is consummated, each party shall bear its respective costs and expenses incurred in connection with this Agreement and the transactions contemplated hereby.
          Section 4.5. Provision of Documents. Each party agrees that it will, from time to time as and when reasonably requested by the other party, provide or cause to be provided to the other party such information, execute and deliver or cause to be executed and delivered to the other party such documents, and take or cause to be taken such further action, as the other party may deem necessary in order to carry out the intent of this Agreement.
          Section 4.6. Mid-Cap Fund Liabilities. The Mid-Cap Fund will use its best efforts to discharge all of its financial liabilities and obligations prior to the Closing Date.
          Section 4.7. Immediately prior to the closing, the Mid-Cap Fund will have declared a dividend which, together with all previous dividends, will have the effect of distributing to its shareholders all of the Mid-Cap Fund’s investment company taxable income for taxable years ending on or prior to closing, and all of its net capital gains, if any, realized in taxable years ending on or prior to closing.
ARTICLE V
TERMINATION, AMENDMENT AND WAIVER
          Section 5.1. Termination.
          This Agreement may be terminated by resolution of the Board of Trustees of the Trust at any time prior to the Closing Date, if
               (a) either party shall have breached any material provision of this Agreement; or
               (b) circumstances develop that, in the opinion of such Board, make proceeding with the Plan inadvisable; or
               (c) any governmental body shall have issued an order, decree or ruling having the effect of permanently enjoining, restraining or otherwise prohibiting the consummation of this Agreement.
          Section 5.2. Effect of Termination.
          In the event of any termination pursuant to Section 5.1, there shall be no liability for damage on the part of either party to the other party.
          Section 5.3. Amendment.
          This Agreement contains the entire agreement of the parties with respect to the reorganization contemplated by the Plan and may be amended prior to the Closing Date by the parties in writing at any time; provided, however, that there shall not be any amendment that by law requires approval by the shareholders of a party without obtaining such approval.
          Section 5.4. Waiver.
          At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the Board of Trustees of the Trust if, in its judgment after consultation with legal counsel, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Mid-Cap Fund or the Large-Cap Fund, respectively.
ARTICLE VI
GENERAL PROVISIONS
          Section 6.1. Governing Law.
          This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware.
          Section 6.2. Assignment.
          This Agreement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by either party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.
          Section 6.3. Recourse.
          All persons dealing with the Large-Cap Fund or the Mid-Cap Fund must look solely to the property of the Large-Cap Fund or the Mid-Cap Fund for the enforcement of any claims against the Large-Cap Fund or the Mid-Cap Fund, respectively, as neither the trustees, directors, officers, agents nor shareholders of the Large-Cap Fund or the Mid-Cap Fund assume any personal liability for obligations entered into on behalf of the Large-Cap Fund or the Mid-Cap Fund, respectively.
          Section 6.4. Notices.
          Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to either party at:
WT Mutual Fund
1100 North Market Street
Wilmington, DE 19890
Attn: Edward W. Diffin, Jr., Secretary
with a copy to:
Pepper Hamilton LLP
3000 Two Logan Square
Philadelphia, PA 19103
Attn: Joseph V. Del Raso

          IN WITNESS WHEREOF, each party has caused this Agreement to be executed and attested on its behalf by its duly authorized representatives as of the date first above written.

WT MUTUAL FUND, on behalf of its Wilmington Multi-Manager Mid-Cap Fund
By:	/s/ John J. Kelley
John J. Kelley, Vice President

WT MUTUAL FUND, on behalf of its Wilmington Multi-Manager Large-Cap Fund
By:	/s/ John J. Kelley
John J. Kelley, Vice President

WT MUTUAL FUND
1100 North Market Street
Wilmington, DE 19890

STATEMENT OF ADDITIONAL INFORMATION
November 16, 2007
          This Statement of Additional Information (the “SAI”) is not a prospectus but should be read in conjunction with the Combined Proxy Statement/Prospectus dated November 16, 2007 (“Prospectus”), for the Special Meeting of Shareholders of the Wilmington Multi-Manager Mid-Cap Fund (the “Mid-Cap Fund”) of WT Mutual Fund (the “Trust”), a Delaware statutory trust, to be held on December 14, 2007.
          This SAI, relating specifically to the proposed reorganization of the Mid-Cap Fund into the Wilmington Multi-Manager Large-Cap Fund series (the “Large-Cap Fund”) of the Trust, consists of this cover page and the statement of additional information for the Wilmington Multi-Manager Funds dated November 1, 2007, which is incorporated by reference herein. The annual report to shareholders dated June 30, 2007, is incorporated by reference herein.
          You may receive a copy of the most recent Prospectuses and SAI, and the annual and semi-annual reports for the Funds, without charge, on the Trust’s website at www.wilmingtonfunds.com or by calling (800) 336-9970.
          Pro forma financial statements required by Rule 11-01 of Regulation S-X are attached hereto as Appendix I.

APPENDIX I
          The unaudited pro forma portfolio of investments and pro forma statement of assets and liabilities reflect financial positions as if the transaction occurred on June 30, 2007. The unaudited pro forma statement of operations reflects expenses for the twelve months ended June 30, 2007. The pro forma financial statements give effect to the proposed exchange of shares of the Large-Cap Fund for the assets and liabilities of the Mid-Cap Fund, with the Large-Cap Fund being the surviving entity. The proposed transaction will be accounted for as a tax-free reorganization in accordance with accounting principles generally accepted in the United States. The historical cost basis of the investments is carried over to the surviving entity. It is not anticipated that the Large-Cap Fund will sell any securities of the Mid-Cap Fund acquired in the Reorganization other than in the ordinary course of business.

Pro Forma Combined Portfolio of Investments1
for Wilmington Multi-Manager Large-Cap Fund and
Wilmington Multi-Manager Mid-Cap Fund
as of June 30, 2007
(Unaudited)
Based on the Multi-Manager Large-Cap Fund acquisition of the Multi-Manager Mid-Cap Fund
(Percentages based on the Pro Forma Combined Portfolio of Investments)

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Multi-Manager		Multi-Manager		Multi-Manager
	Mid-Cap Fund		Large-Cap Fund		Large-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value	Par	Value	Par	Value
COMMON STOCK - 80.0%
CONSUMER DISCRETIONARY - 10.0%
Auto Components - 0.1%
Autoliv, Inc.	228	$12,966	880	$50,045	1,108	$63,011
BorgWarner, Inc.	145	12,476	20	1,721	165	14,197
Gentex Corp.	260	5,119	100	1,969	360	7,088
Johnson Controls, Inc.	—	—	845	97,826	845	97,826
The Goodyear Tire & Rubber Co.*	30	1,043	680	23,637	710	24,680
TRW Automotive Holdings Corp.*	96	3,536	30	1,105	126	4,641
		35,140		176,303		211,443

Automobiles - 0.3%
Ford Motor Co.	22,590	212,798	33,488	315,457	56,078	528,255
General Motors Corp.	—	—	4,691	177,320	4,691	177,320
Harley-Davidson, Inc.	360	21,459	683	40,714	1,043	62,173
Thor Industries, Inc.	80	3,611	130	5,868	210	9,479

		237,868		539,359		777,227

Distributors - 0.0%
Genuine Parts Co.	500	24,800	1,148	56,941	1,648	81,741

Diversified Consumer Services - 0.3%
Apollo Group, Inc. — Class A*	2,720	158,930	323	18,873	3,043	177,803
Career Education Corp.*	150	5,065	—	—	150	5,065
H&R Block, Inc.	—	—	180	4,207	180	4,207
Laureate Education, Inc.	10	617	—	—	10	617
Service Corp. International	446	5,700	51,600	659,448	52,046	665,148
The ServiceMaster Co.	85	1,314	860	13,295	945	14,609
Weight Watchers International, Inc.	80	4,067	—	—	80	4,067

		175,693		695,823		871,516

Hotels, Restaurants, & Leisure - 0.9%
Boyd Gaming Corp.	20	984	—	—	20	984
Carnival Corp.	—	—	672	32,773	672	32,773
Choice Hotels International, Inc.	—	—	30	1,186	30	1,186

[1]	No adjustments are shown to the unaudited pro forma combined portfolio of investments due to the fact that upon consummation of the merger, securities would not need to be sold in order for the Acquiring Fund to comply with its prospectus restrictions. The foregoing sentence shall not restrict in any way the ability of the investment adviser of either of the Funds from buying or selling securities in the normal course of such Fund’s business and operations.

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Multi-Manager		Multi-Manager		Multi-Manager
	Mid-Cap Fund		Large-Cap Fund		Large-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value	Par	Value	Par	Value
Harrah’s Entertainment, Inc.	118	10,061	321	27,368	439	37,429
Hilton Hotels Corp.	270	9,037	1,110	37,152	1,380	46,189
International Game Technology	320	12,704	684	27,155	1,004	39,859
International Speedway Corp. — Class A	53	2,794	250	13,178	303	15,972
Life TimeFitness, Inc.*	3,650	194,289	—	—	3,650	194,289
Marriott International, Inc. — Class A*	—		30,582	1,322,366	30,582	1,322,366
MGM MIRAGE*	80	6,598	330	27,218	410	33,816
Royal Caribbean Cruises, Ltd.	198	8,510	—	—	198	8,510
Starwood Hotels & Resorts					—	—
Worldwide, Inc.	300	20,121	821	55,064	1,121	75,185
Station Casinos Inc.	27	2,344	—	—	27	2,344
Wyndham Worldwide Corp.*	251	9,101	25,837	936,850	26,088	945,951

		276,543		2,480,310		2,756,853

Household Durables - 1.0%
Beazer Homes USA, Inc.	70	1,727	90	2,220	160	3,947
Black & Decker Corp.	207	18,280	293	25,875	500	44,155
Centex Corp.	360	14,436	286	11,469	646	25,905
D.R. Horton, Inc.	938	18,694	713	14,210	1,651	32,904
Fortune Brands, Inc.	448	36,902	616	50,740	1,064	87,642
Harman International Industries, Inc.	60	7,008	145	16,936	205	23,944
Jarden Corp.*	50	2,150	—	—	50	2,150
KB Home Co.	335	13,189	326	12,835	661	26,024
Leggett & Platt, Inc.	674	14,862	1,045	23,042	1,719	37,904
Lennar Corp. — Class A	612	22,375	773	28,261	1,385	50,636
M.D.C. Holdings, Inc.	141	6,819	40	1,934	181	8,753
Mohawk Industries, Inc.*	191	19,251	24,170	2,436,094	24,361	2,455,345
Newell Rubbermaid, Inc.*	848	24,957	1,757	51,709	2,605	76,666
NVR, Inc.*	24	16,314	30	20,393	54	36,707
Pulte Corp.	350	7,857	292	6,555	642	14,412
Ryland Group, Inc.	141	5,269	130	4,858	271	10,127
Snap-On, Inc.	187	9,445	143	7,223	330	16,668
Standard Pacific Corp.	140	2,454	240	4,207	380	6,661
The Stanley Works	294	17,846	643	39,030	937	56,876
Toll Brothers, Inc.*	415	10,367	340	8,493	755	18,860
Whirlpool Corp.	153	17,014	425	47,260	578	64,274

		287,216		2,813,344		3,100,560

Internet & Catalog Retail - 0.1%
Amazon.com, Inc.*	150	10,262	541	37,010	691	47,272
Expedia, Inc.*	1,899	55,622	5,640	165,195	7,539	220,817
IAC/Interactive Corp.*	633	21,908	1,336	46,239	1,969	68,147
Liberty Media Corp.-Interactive*	389	8,686	—	—	389	8,686
Nutri System, Inc.*			40	2,794	40	2,794

		96,478		251,238		347,716

Leisure Equipment & Products - 0.1%
Brunswick Corp.	366	11,942	567	18,501	933	30,443
Eastman Kodak Co.	2,373	66,041	2,329	64,816	4,702	130,857
Hasbro, Inc.	387	12,156	832	26,133	1,219	38,289
Mattel, Inc.	893	22,584	1,711	43,271	2,604	65,855
Pool Corp.	—	—	150	5,855	150	5,855

		112,723		158,576		271,299

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Multi-Manager		Multi-Manager		Multi-Manager
	Mid-Cap Fund		Large-Cap Fund		Large-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value	Par	Value	Par	Value
Media - 3.5%
Cablevision Systems New York Group -
Class A*	1,190	43,066	1,200	43,428	2,390	86,494
CBS Corp. — Class B	—	—	4,069	135,579	4,069	135,579
Citadel Broadcasting Corp.	—	—	1,429	9,217	1,429	9,217
Clear Channel Communications, Inc.	—	—	992	37,518	992	37,518
Clear Channel Outdoor Holdings, Inc.*	—	—	40	1,134	40	1,134
Comcast Corp. — Class A*	—	—	7,827	220,095	7,827	220,095
Comcast Corp. — Special Class A*	—	—	55,550	1,553,178	55,550	1,553,178
Discovery Holding Co. — Class A*	457	10,506	4,210	96,788	4,667	107,294
Dow Jones & Co., Inc.	150	8,617	590	33,896	740	42,513
EchoStar Communications Corp.*	310	13,445	44,700	1,938,639	45,010	1,952,084
Gannett Co., Inc.	3,928	215,844	1,422	78,139	5,350	293,983
Getty Images, Inc.*	68	3,251	—	—	68	3,251
Harte-Hanks, Inc.	100	2,568	210	5,393	310	7,961
Hearst-Argyle Television, Inc.	260	6,266	590	14,219	850	20,485
Hughes Electronics Corp.*	—	—	37,418	864,730	37,418	864,730
Idearc, Inc.	219	7,737	320	11,306	539	19,043
John Wiley & Sons, Inc. — Class A	—	—	170	8,209	170	8,209
Lamar Advertising Co.	80	5,021	50	3,138	130	8,159
Lee Enterprises, Inc.	1,965	40,990	—	—	1,965	40,990
Liberty Global, Inc.*	391	16,047	—	—	391	16,047
Liberty Media Corp. — Capital*	192	22,594	—	—	192	22,594
Marvel Entertainment, Inc.*	5,950	151,606	—	—	5,950	151,606
Meredith Corp.	—	—	264	16,262	264	16,262
News Corp. — Class A	—	—	7,516	159,414	7,516	159,414
Omnicom Group, Inc.	—	—	778	41,172	778	41,172
R.H. Donnelley Corp.*	186	14,095	—	—	186	14,095
Regal Entertainment Group — Class A	1,490	32,676	2,740	60,088	4,230	92,764
The E.W. Scripps Co.	294	13,433	412	18,824	706	32,257
The Interpublic Group of Cos., Inc.*	668	7,615	1,370	15,618	2,038	23,233
The McClatchy Co.	76	1,924	—	—	76	1,924
The McGraw-Hill Cos., Inc.	—	—	10,974	747,110	10,974	747,110
The New York Times Co.	579	14,707	1,118	28,397	1,697	43,104
The Walt Disney Co.	—	—	35,616	1,215,930	35,616	1,215,930
The Washington Post Co.	9	6,985	—	—	9	6,985
Time Warner, Inc.	—	—	89,625	1,885,710	89,625	1,885,710
Tribune Co.	3,535	103,929	225	7,497	3,760	111,426
Viacom, Inc., Class B*	—	—	3,335	138,836	3,335	138,836
Virgin Media, Inc.	438	10,674	—	—	438	10,674
Warner Music Group, Inc.	64	925	—	—	64	925
Westwood One, Inc.	8,150	58,598	—	—	8,150	58,598

		813,119		9,389,464		10,202,583

Multiline Retail - 1.0%
Big Lots, Inc.*	9,650	283,903	265	7,796	9,915	291,699
Dillard’s Inc. — Class A	94	3,378	1,180	42,397	1,274	45,775
Dollar General Corp.*	4,850	106,312	475	10,412	5,325	116,724
Family Dollar Stores, Inc.	220	7,550	344	11,806	564	19,356
J.C. Penney Co., Inc.	1,580	114,360	14,282	1,033,731	15,862	1,148,091

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Multi-Manager		Multi-Manager		Multi-Manager
	Mid-Cap Fund		Large-Cap Fund		Large-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value	Par	Value	Par	Value
Kohl’s Corp.*	—	—	478	33,952	478	33,952
Macy’s, Inc.	—	—	1,862	74,070	1,862	74,070
Nordstrom, Inc.	170	8,690	537	27,452	707	36,142
Saks, Inc.	759	16,205	1,020	21,777	1,779	37,982
Sears Holdings Corp.*	—	—	230	38,985	230	38,985
Target Corp.	—	—	15,064	958,071	15,064	958,071

		540,398		2,260,449		2,800,847

Restaurants - 0.5%
Brinker International, Inc.	160	4,683	50	1,463	210	6,146
Darden Restaurants, Inc.	2,740	120,533	414	18,212	3,154	138,745
Jack in the Box, Inc.*	3,750	266,025	—	—	3,750	266,025
McDonald’s Corp.	—	—	18,745	951,496	18,745	951,496
Panera Bread Co. — Class A*	10	461	210	9,673	220	10,134
Starbucks Corp.*	—	—	1,789	46,943	1,789	46,943
The Cheesecake Factory, Inc.*	20	490	340	8,337	360	8,827
Wendy’s International, Inc.	180	6,615	225	8,269	405	14,884
Yum! Brands, Inc.	520	17,014	990	32,393	1,510	49,407

		415,821		1,076,786		1,492,607

Specialty Retail - 1.7%
Abercrombie & Fitch Co.	80	5,838	208	15,180	288	21,018
Advance Auto Parts, Inc.	130	5,269	70	2,837	200	8,106
American Eagle Outfitters, Inc.	150	3,849	70	1,796	220	5,645
AnnTaylor Stores Corp.*	10	354	490	17,356	500	17,710
AutoNation, Inc.*	527	11,826	6,335	142,157	6,862	153,983
AutoZone, Inc.*	2,270	310,127	9,174	1,253,352	11,444	1,563,479
Barnes & Noble, Inc.	70	2,693	170	6,540	240	9,233
Bed Bath & Beyond, Inc.*	260	9,357	513	18,463	773	27,820
Best Buy Co., Inc.	—	—	1,044	48,723	1,044	48,723
Chico’s FAS, Inc.*	90	2,191	160	3,894	250	6,085
Circuit City Stores, Inc.	314	4,735	671	10,119	985	14,854
Coldwater Creek, Inc.*	2,250	52,268	240	5,575	2,490	57,843
DSW, Inc.*	4,350	151,467	—	—	4,350	151,467
Foot Locker, Inc.	208	4,534	—	—	208	4,534
Limited Brands, Inc.	540	14,823	2,151	59,045	2,691	73,868
Lowe’s Cos., Inc.	—	—	38,674	1,186,905	38,674	1,186,905
O’Reilly Automotive, Inc.*	—	—	50	1,828	50	1,828
Office Depot, Inc.*	240	7,272	26,354	798,526	26,594	805,798
OfficeMax, Inc.	131	5,148	183	7,192	314	12,340
RadioShack Corp.	398	13,190	605	20,050	1,003	33,240
Ross Stores, Inc.	5,560	171,248	70	2,156	5,630	173,404
Sally Beauty Holdings, Inc.*	1,640	14,760	8,680	78,120	10,320	92,880
Staples, Inc.	—	—	1,466	34,788	1,466	34,788
The Gap, Inc.	893	17,056	2,441	46,623	3,334	63,679
The Home Depot, Inc.	—	—	6,195	243,773	6,195	243,773
The Sherwin-Williams Co.	270	17,947	565	37,556	835	55,503
The TJX Cos., Inc.	470	12,925	1,056	29,040	1,526	41,965
Tiffany & Co.	110	5,837	90	4,775	200	10,612
Tractor Supply Co.*	—	—	80	4,164	80	4,164

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Multi-Manager		Multi-Manager		Multi-Manager
	Mid-Cap Fund		Large-Cap Fund		Large-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value	Par	Value	Par	Value
Travel Centers of America LLC*	28	1,133	40	1,618	68	2,751
Tween Brands, Inc.*	1,150	51,290	—	—	1,150	51,290
United Auto Group, Inc.	1,013	21,567	3,380	71,960	4,393	93,527
Williams-Sonoma, Inc.	—	—	10	316	10	316

		918,704		4,154,427		5,073,131

Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc.*	180	8,530	564	26,728	744	35,258
Crocs, Inc.*	3,050	131,242	—	—	3,050	131,242
Jones Apparel Group, Inc.	500	14,125	887	25,058	1,387	39,183
Liz Claiborne, Inc.	338	12,607	421	15,703	759	28,310
Nike, Inc. — Class B	—	—	10,230	596,306	10,230	596,306
Phillips-Van Heusen Corp.	3,700	224,109	—	—	3,700	224,109
Polo Ralph Lauren Corp. — Class A	2,100	206,031	264	25,901	2,364	231,932
The Timberland Co. — Class A*	3,020	76,074	—	—	3,020	76,074
V.F. Corp.	352	32,236	522	47,805	874	80,041

		704,954		737,501		1,442,455

Total Consumer Discretionary		4,639,457		24,790,521		29,429,978

CONSUMER STAPLES - 5.7%
Beverages - 1.2%
Anheuser-Busch Cos., Inc.	—	—	2,990	155,958	2,990	155,958
Brown-Forman Corp. — Class B	124	9,062	409	29,890	533	38,952
Coca-Cola Co.	—	—	28,718	1,502,239	28,718	1,502,239
Coca-Cola Enterprises, Inc.	1,060	25,440	1,562	37,488	2,622	62,928
Constellation Brands, Inc.*	363	8,814	274	6,653	637	15,467
Molson Coors Brewing Co. — Class B	4,205	388,794	132	12,205	4,337	400,999
Pepsi Bottling Group, Inc.	417	14,044	1,677	56,481	2,094	70,525
PepsiAmericas, Inc.	94	2,309	11,650	286,124	11,744	288,433
PepsiCo, Inc.	—	—	18,410	1,193,888	18,410	1,193,888

		448,463		3,280,926		3,729,389

Food & Staples Retailing - 2.2%
BJ’s Wholesale Club, Inc.*	102	3,675	—	—	102	3,675
Costco Wholesale Corp.	—	—	17,776	1,040,252	17,776	1,040,252
CVS Corp.	—	—	46,146	1,682,022	46,146	1,682,022
Kroger Co.	380	10,689	83,409	2,346,295	83,789	2,356,984
Long’s Drug Stores Corp.	4,400	231,088	—	—	4,400	231,088
Rite Aid Corp.*	1,147	7,318	450	2,871	1,597	10,189
Safeway, Inc.	6,888	234,399	1,908	64,929	8,796	299,328
SUPERVALU, Inc.	668	30,942	1,143	52,944	1,811	83,886
Sysco Corp.	—	—	1,545	50,970	1,545	50,970
Wal-Mart Stores, Inc.	—	—	7,674	369,196	7,674	369,196
Walgreen Co.	—	—	7,197	313,357	7,197	313,357
Whole Foods Market, Inc.	160	6,128	421	16,124	581	22,252

		524,239		5,938,960		6,463,199

Food Products - 1.0%
Archer-Daniels-Midland Co.	—	—	1,963	64,956	1,963	64,956
Bunge Ltd.	180	15,210	—	—	180	15,210

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Multi-Manager		Multi-Manager		Multi-Manager
	Mid-Cap Fund		Large-Cap Fund		Large-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value	Par	Value	Par	Value
Cadbury Schweppes PLC, ADR	2,170	117,831	—	—	2,170	117,831
Campbell Soup Co.	915	35,511	1,242	48,202	2,157	83,713
ConAgra Foods, Inc.	8,213	220,601	3,553	95,433	11,766	316,034
Corn Products International, Inc.	132	6,000	—	—	132	6,000
Dean Foods Co.	214	6,820	215	6,852	429	13,672
Del Monte Foods Co.	301	3,660	2,560	31,130	2,861	34,790
General Mills, Inc.	2,100	122,682	1,991	116,314	4,091	238,996
Hershey Foods Corp.	494	25,006	495	25,057	989	50,063
H.J. Heinz Co.	3,333	158,218	2,578	122,378	5,911	280,596
Hormel Foods Corp.	211	7,881	1,090	40,711	1,301	48,592
Kellogg Co.	—	—	1,414	73,231	1,414	73,231
Kraft Foods, Inc.	—	—	19,022	670,525	19,022	670,525
McCormick & Co., Inc.	224	8,552	394	15,043	618	23,595
Sara Lee Corp.	3,273	56,950	5,675	98,745	8,948	155,695
Smithfield Foods, Inc.*	303	9,329	17,000	523,430	17,303	532,759
The J.M. Smucker Co.	118	7,512	—	—	118	7,512
Tyson Foods, Inc.. — Class A	911	20,990	1,340	30,874	2,251	51,864
Wm. Wrigley Jr. Co.	633	35,011	626	34,624	1,259	69,635

		857,764		1,997,505		2,855,269

Household Products 0.9%
Colgate-Palmolive Co.	—	—	7,424	481,446	7,424	481,446
Energizer Holdings, Inc.*	107	10,657	190	18,924	297	29,581
Kimberly-Clark Corp.	—	—	2,720	181,941	2,720	181,941
Procter & Gamble Co.	—	—	28,812	1,763,006	28,812	1,763,006
The Clorox Co.	288	17,885	1,395	86,630	1,683	104,515

		28,542		2,531,947		2,560,489

Personal Products - 0.0%
Alberto-Culver Co.	92	2,182	1,040	24,669	1,132	26,851
Avon Products, Inc.	801	29,437	1,225	45,129	2,026	74,566
Estee Lauder Cos., Inc. — Class A	250	11,378	522	23,756	772	35,134

		42,997		93,554		136,551

Tobacco - 0.4%
Altria Group, Inc.	—	—	14,573	1,022,150	14,573	1,022,150
Lowes Corp. — Carolina Group.	406	31,372	470	36,317	876	67,689
Reynolds American, Inc.	—	—	1,014	66,113	1,014	66,113
UST, Inc.	498	26,747	721	38,725	1,219	65,472

		58,119		1,163,305		1,221,424

Total Consumer Staples		1,960,124		15,006,197		16,966,321

ENERGY - 7.7%
Energy Equipment & Services - 1.7%
Baker Hughes, Inc.	—	—	18,441	1,551,441	18,441	1,551,441
BJ Services Co.	320	9,101	634	18,031	954	27,132
Cameron International Corp.*	80	5,718	100	7,147	180	12,865
Diamond Offshore Drilling, Inc.	110	11,172	170	17,265	280	28,437
Dresser-Rand Group, Inc.*	380	15,010	860	33,970	1,240	48,980
ENSCO International, Inc.	80	4,881	301	18,364	381	23,245
FMC Technologies, Inc.*	—	—	20	1,584	20	1,584

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Multi-Manager		Multi-Manager		Multi-Manager
	Mid-Cap Fund		Large-Cap Fund		Large-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value	Par	Value	Par	Value
Global Industries, Ltd.*	—	—	90	2,414	90	2,414
Grant Prideco, Inc.*	80	4,306	50	2,692	130	6,998
Halliburton Co.	—	—	28,095	969,277	28,095	969,277
Helmerich & Payne, Inc.	214	7,580	60	2,125	274	9,705
Nabors Industries, Ltd.*	3,949	131,818	178	5,942	4,127	137,760
National Oilwell, Inc.*	60	6,254	186	19,389	246	25,643
Noble Corp.	—	—	82	7,997	82	7,997
Oceaneering International, Inc.*	10	526	10	526	20	1,052
Patterson-UTI Energy, Inc.	253	6,631	150	3,932	403	10,563
Pride International, Inc.*	86	3,221	160	5,994	246	9,215
Rowan Cos., Inc.	137	5,614	538	22,047	675	27,661
Schlumberger, Ltd.	—	—	15,628	1,327,442	15,628	1,327,442
SEACOR Holdings, Inc.*	34	3,174	5,000	466,800	5,034	469,974
Smith International, Inc.	120	7,037	240	14,074	360	21,111
Tidewater, Inc.	4,528	320,945	70	4,962	4,598	325,907
Todco — Class A*	—	—	110	5,193	110	5,193
Transocean, Inc.*	—	—	539	57,123	539	57,123
Unit Corp.*	—	—	70	4,404	70	4,404
Weatherford International, Inc.*	—	—	602	33,254	602	33,254

		542,988		4,603,389		5,146,377

Gas Utilities - 0.0%
Equitable Resources, Inc.	222	11,002	310	15,364	532	26,366

Integrated Oil & Gas - 3.0%
Chevron Texaco Corp.	—	—	26,829	2,260,075	26,829	2,260,075
ConocoPhilips	1,370	107,545	54,728	4,296,933	56,098	4,404,478
Exxon Mobil Corp.	—	—	22,614	1,896,862	22,614	1,896,862
Marathon Oil Corp.	—	—	3,558	213,338	3,558	213,338

		107,545		8,667,208		8,774,753

Oil & Gas Exploration & Production - 1.5%
Anadarko Petroleum Corp.	—	—	1,088	56,565	1,088	56,565
Apache Corp.	—	—	11,067	902,957	11,067	902,957
Arch Coal, Inc.	40	1,392	20	696	60	2,088
Cabot Oil & Gas Corp.	30	1,106	—	—	30	1,106
Cheniere Energy, Inc.*	50	1,940	—	—	50	1,940
Chesapeake Energy Corp.	5,076	175,630	634	21,936	5,710	197,566
Cimarex Energy Co.	3,844	151,492	—	—	3,844	151,492
Consol Energy, Inc.	130	5,994	358	16,507	488	22,501
Denbury Resources, Inc.*	5,880	220,500	20	750	5,900	221,250
Devon Energy Corp.	—	—	22,415	1,754,870	22,415	1,754,870
EOG Resources, Inc.	—	—	358	26,156	358	26,156
Forest Oil Corp.*	156	6,593	—	—	156	6,593
Foundation Coal Holdings, Inc.	190	7,722	330	13,411	520	21,133
Helix Energy Solutions Group, Inc.*	50	1,996	30	1,197	80	3,193
Hess Corp.	740	43,630	1,154	68,040	1,894	111,670
Holly Corp.	20	1,484	—	—	20	1,484
Murphy Oil Corp.	431	25,619	243	14,444	674	40,063
Newfield Exploration Co.*	284	12,936	—	—	284	12,936
Noble Energy, Inc.	318	19,840	240	14,974	558	34,814

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Multi-Manager		Multi-Manager		Multi-Manager
	Mid-Cap Fund		Large-Cap Fund		Large-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value	Par	Value	Par	Value
Occidental Petroleum Corp.	—	—	3,448	199,570	3,448	199,570
Overseas Shipholding Group, Inc.	135	10,989	160	13,024	295	24,013
Peabody Energy Corp.	—	—	700	33,866	700	33,866
Pioneer Natural Resources Co.	245	11,934	750	36,533	995	48,467
Plains Exploration & Production Co.*	267	12,765	230	10,996	497	23,761
Pogo Producing Co.	207	10,514	200	10,158	407	20,672
Quicksilver Resources, Inc.*	40	1,783	—	—	40	1,783
Range Resources Corp.	5,910	221,093	—	—	5,910	221,093
Southwestern Energy Co.*	30	1,335	—	—	30	1,335
Spectra Energy Corp.	941	24,428	2,745	71,260	3,686	95,688
St. Mary Land & Exploration Co.	154	5,639	150	5,493	304	11,132
XTO Energy, Inc.	2,050	123,205	526	31,613	2,576	154,818

		1,101,559		3,305,016		4,406,575

Oil & Gas Refining & Marketing - 1.4%
Frontier Oil Corp.	4,219	184,666	170	7,441	4,389	192,107
Sunoco, Inc.	270	21,513	503	40,079	773	61,592
Tesoro Corp.	2,800	160,020	46,320	2,647,188	49,120	2,807,208
Valero Energy Corp.	—	—	13,614	1,005,530	13,614	1,005,530

		366,199		3,700,238		4,066,437

Oil & Gal Storage & transportation - 0.1%
El Paso Corp.	1,993	34,339	3,236	55,756	5,229	90,095
The Williams Cos., Inc.	685	21,660	1,997	63,145	2,682	84,805

		55,999		118,901		174,900

Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp.	60	3,475	—	—	60	3,475

Total Energy		2,188,767		20,410,116		22,598,883

FINANCIALS - 18.4%
Capital Markets - 3.7%
A.G. Edwards, Inc.	1,365	115,411	270	22,829	1,635	138,240
Affiliated Managers Group, Inc.*	70	9,013	140	18,026	210	27,039
Allied Capital Corp.	874	27,059	950	29,412	1,824	56,471
American Capital Strategies, Ltd.	520	22,110	390	16,583	910	38,693
Ameriprise Financial, Inc.	420	26,699	585	37,188	1,005	63,887
Bank of New York Co., Inc.*	—	—	3,749	155,359	3,749	155,359
BlackRock, Inc.	91	14,250	80	12,527	171	26,777
Charles Schwab Corp.	—	—	3,399	69,748	3,399	69,748
E*TRADE Group, Inc.*	1,167	25,779	1,911	42,214	3,078	67,993
Eaton Vance Corp.	180	7,952	380	16,788	560	24,740
Federated Investors, Inc.	230	8,816	380	14,565	610	23,381
Franklin Resources, Inc.	—	—	643	85,178	643	85,178
GFI Group, Inc.*	3,600	260,928	—	—	3,600	260,928
Goldman Sachs Group, Inc.	—	—	14,492	3,141,141	14,492	3,141,141
Investment Technology Group, Inc.*	20	867	10	433	30	1,300
Janus Capital Group, Inc.	422	11,749	1,010	28,118	1,432	39,867
Jefferies Group, Inc.	179	4,829	20	540	199	5,369

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Multi-Manager		Multi-Manager		Multi-Manager
	Mid-Cap Fund		Large-Cap Fund		Large-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value	Par	Value	Par	Value
Legg Mason, Inc.	215	21,152	291	28,629	506	49,781
Lehman Brothers Holdings, Inc.	—	—	1,728	128,771	1,728	128,771
Mellon Financial Corp.	—	—	837	36,828	837	36,828
Merrill Lynch & Co., Inc.	—	—	28,488	2,381,027	28,488	2,381,027
Morgan Stanley	—	—	19,232	1,613,180	19,232	1,613,180
Northern Trust Corp.	3,750	240,900	686	44,069	4,436	284,969
Nuveen Investments — Class A	140	8,701	40	2,486	180	11,187
Raymond James Financial, Inc.	137	4,233	380	11,742	517	15,975
SEI Investments Co.	5,800	168,432	360	10,454	6,160	178,886
State Street Corp.	—	—	838	57,319	838	57,319
T. Rowe Price Group, Inc.	2,810	145,811	866	44,937	3,676	190,748
TD Ameritrade Holding Corp.*	—	—	1,950	39,000	1,950	39,000
The Bear Stearns Cos., Inc.	—	—	12,677	1,774,780	12,677	1,774,780

		1,124,691		9,863,871		10,988,562

Commercial Banks - 1.3%
Associated Banc-Corp.	4,979	162,813	—	—	4,979	162,813
BancorpSouth, Inc.	310	7,583	420	10,273	730	17,856
Bank of Hawaii Corp	48	2,479	100	5,164	148	7,643
BB&T Corp.	—	—	3,232	131,478	3,232	131,478
Bok Financial Corp.	33	1,763	—	—	33	1,763
City National Corp.	153	11,642	—	—	153	11,642
Comerica, Inc.	5,315	316,083	947	56,318	6,262	372,401
Commerce Bancorp, Inc.	383	14,167	551	20,382	934	34,549
Commerce Bancshares, Inc.	216	9,785	295	20,349	511	30,134
Compass Bancshares, Inc.	195	13,451	—	—	195	13,451
Cullen/Frost Bankers, Inc.	89	4,759	640	34,221	729	38,980
East West Bancorp, Inc.	91	3,538	—	—	91	3,538
Fifth Third Bancorp	—	—	2,792	111,038	2,792	111,038
First Citizens BancShares, Inc.	9	1,750	—	—	9	1,750
First Horizon National Corp.	536	20,904	626	24,414	1,162	45,318
Fulton Financial Corp.	772	11,132	1,890	27,254	2,662	38,386
Huntington Bancshares, Inc.	1,630	37,066	1,801	40,955	3,431	78,021
KeyCorp	1,629	55,924	2,112	72,505	3,741	128,429
M&T Bank Corp.	235	25,121	246	26,297	481	51,418
Marshall & Ilsley Corp.	722	34,389	1,134	54,012	1,856	88,401
National City Corp.	—	—	4,593	153,039	4,593	153,039
PNC Financial Services Group	—	—	1,638	117,248	1,638	117,248
Popular, Inc.	9,980	160,379	790	12,695	10,770	173,074
Regions Financials Corp.	—	—	3,091	102,312	3,091	102,312
Sky Financial Group Inc.	162	4,513	—	—	162	4,513
SunTrust Banks, Inc.	—	—	1,516	129,982	1,516	129,982
Synovus Financial Corp.	845	25,941	1,116	34,261	1,961	60,202
TCF Financial Corp.	643	17,875	1,060	30,302	1,703	48,177
The Colonial BancGroup, Inc.	513	12,810	—	—	513	12,810
U.S. Bancorp	—	—	10,203	336,189	10,203	336,189
UnionBanCal Corp.	371	22,149	410	24,477	781	46,626
Valley National Bancorp	494	11,110	1,323	29,754	1,817	40,864
Wachovia Corp.	—	—	10,047	514,909	10,047	514,909
Wells Fargo & Co.	—	—	17,076	600,563	17,076	600,563
Whitney Holdings Corp.	239	7,194	310	9,331	549	16,525

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Multi-Manager		Multi-Manager		Multi-Manager
	Mid-Cap Fund		Large-Cap Fund		Large-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value	Par	Value	Par	Value
Wilmington Trust Corp.(1)	103	4,275	359	27,611	462	31,886
Zions Bancorp	300	23,073	—	—	300	23,073

		1,023,668		2,757,333		3,781,001

Consumer Finance - 1.3%
American Express Co.	—	—	19,548	1,195,947	19,548	1,195,947
AmericCredit Corp*	161	4,275	—	—	161	4,275
Capital One Financial Corp.	—	—	29,468	2,311,470	29,468	2,311,470
Nelnet, Inc.	40	978	—	—	40	978
SLM Corp.	2,825	162,663	1,159	66,735	3,984	229,398
The First Marblehead Corp.	—	—	10	386	10	386
The Student Loan Corp.	30	6,117	—	—	30	6,117

		174,033		3,574,538		3,748,571

Diversified Financial Services - 4.4%
Bank of America Corp.	—	—	117,921	5,765,158	117,921	5,765,158
CIT Group, Inc.	5,250	287,857	570	31,253	5,820	319,110
Citigroup, Inc.	—	—	94,681	4,856,189	94,681	4,856,189
IntercontinentalExchange, Inc.*	1,550	229,168	—	—	1,550	229,168
JPMorgan Chase	—	—	32,956	1,596,718	32,956	1,596,718
Leucadia National Corp.	406	14,312	—	—	406	14,312
Moody’s Corp.	—	—	402	25,005	402	25,005
The Nasdaq Stock Market, Inc.*	20	594	140	4,159	160	4,753
Nymex Holdings, Inc.	—	—	110	13,819	110	13,819
NYSE Euronext Inc.*	70	5,153	310	22,822	380	27,975
The Chicago Mercantile Exchange	—	—	51	27,252	51	27,252

		537,084		12,342,375		12,879,459

Insurance - 5.0%
ACE, Ltd.	—	—	93	62,082	93	62,082
AFLAC, Inc.	2,800	143,920	3,384	173,938	6,184	317,858
Alleghany Corp.*	17	6,911	30	12,195	47	19,106
Allied World Assurance Holdings, Ltd.	90	4,613	—	—	90	4,613
Ambac Financial Group, Inc.	356	31,040	390	34,004	746	65,044
American Financial Group, Inc.	604	20,627	730	24,930	1,334	45,557
American National Insurance Co.	21	3,205	—	—	21	3,205
American International Group, Inc.	—	—	36,624	2,564,779	36,624	2,564,779
Aon Corp.	1,290	54,967	2,046	87,180	3,336	142,147
Arch Capital Group Ltd.*	1,426	103,442	—	—	1,426	103,442
Arthur J. Gallagher & Co.	372	10,371	520	14,498	892	24,869
Assurant, Inc.	2,794	164,622	12,688	747,577	15,482	912,199
Axis Capital Holdings, Ltd.	229	9,309	—	—	229	9,309
Brown & Brown, Inc.	140	3,520	520	13,073	660	16,593
Chubb Corp.	—	—	30,574	1,655,276	30,574	1,655,276
Cincinnati Financial Corp.	634	27,516	1,283	55,682	1,917	83,198
CNA Financial Corp.	2,472	117,890	910	43,398	3,382	161,288
Conseco, Inc.*	1,278	26,697	1,410	29,455	2,688	56,152
Endurance Specialty	87	3,483	—	—	87	3,483
Erie Indemnity Co.	924	49,933	230	12,429	1,154	62,362
Everest Re Group, Ltd.	94	10,212	—	—	94	10,212

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Multi-Manager		Multi-Manager		Multi-Manager
	Mid-Cap Fund		Large-Cap Fund		Large-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value	Par	Value	Par	Value
Fidelity National Financial, Inc.	943	22,349	1,970	46,689	2,913	69,038
First American Corp.	403	19,949	390	19,305	793	39,254
Genworth Financial, Inc.	5,948	204,611	4,780	164,432	10,728	369,043
Hanover Insurance Group, Inc.	201	9,807	280	13,661	481	23,468
Hartford Financial Services Group, Inc.	—	—	2,125	209,334	2,125	209,334
HCC Insurance Holdings, Inc.	297	9,923	670	22,385	967	32,308
Lincoln National Corp.	—	—	1,531	108,625	1,531	108,625
Loews Corp.	—	—	33,991	1,732,861	33,991	1,732,861
Markel Corp.*	35	16,960	30	14,537	65	31,497
Marsh & McLennan Cos., Inc.	—	—	3,548	109,562	3,548	109,562
MBIA, Inc.	403	25,075	547	34,034	950	59,109
Mercury General Corp.	230	12,675	340	18,737	570	31,412
MetLife, Inc.	—	—	5,005	322,722	5,005	322,722
Nationwide Financial Services, Inc.	734	46,403	1,070	67,645	1,804	114,048
Old Republic International Corp.	1,086	23,088	2,470	52,512	3,556	75,600
PartnerRe, Ltd.	1,481	114,777	—	—	1,481	114,777
Philadelphia Consolidated Holding Corp.*	140	5,852	290	12,122	430	17,974
Principal Financial Group, Inc.	377	21,975	2,208	128,704	2,585	150,679
Protective Life Corp.	325	15,538	700	33,467	1,025	49,005
Prudential Financial, Inc.	—	—	2,961	287,898	2,961	287,898
Renisurancere Group of America, Inc.	214	12,891	290	17,470	504	30,361
RenaissanceRe Holdings, Ltd.	108	6,695	—	—	108	6,695
SAFECO Corp.	3,019	187,963	850	52,921	3,869	240,884
StanCorp Financial Group, Inc.	232	12,175	360	18,893	592	31,068
State Auto Financial Corp.	2,900	88,885	—	—	2,900	88,885
The Allstate Corp.	—	—	8,518	523,942	8,518	523,942
The Progressive Corp.	—	—	3,480	83,276	3,480	83,276
The Travelers Cos., Inc.	1,620	86,670	53,091	2,840,369	54,711	2,927,039
Torchmark Corp.	2,341	156,847	703	47,101	3,044	203,948
TransAtlantic Holdings, Inc.	226	16,075	310	22,050	536	38,125
Unitrin, Inc.	322	15,836	410	20,164	732	36,000
UnumProvident Corp.	1,686	44,021	2,643	69,009	4,329	113,030
Wesco Financial Corp.	2	770	—	—	2	770
White Mtns. Ins. Group	14	8,484	—	—	14	8,484
W.R. Berkley Corp.	766	24,926	1,570	51,088	2,336	76,014
XL Capital, Ltd. — Class A	245	20,651	505	42,566	750	63,217

		2,024,149		12,718,577		14,742,726

Real Estate Investment Trust - 0.9%
AMB Property Corp.	369	19,638	300	15,966	669	35,604
Annaly Mortgage Management, Inc.	6,925	99,858	1,500	21,630	8,425	121,488
Apartment Investment & Management Co. - Class A	516	26,017	690	34,790	1,206	60,807
ArchStone-Smith Trust	772	45,633	1,169	69,100	1,941	114,733
Avalon Bay Communities, Inc.	259	30,790	379	45,056	638	75,846
Boston Properties, Inc.	333	34,009	600	61,278	933	95,287
Brandywine Realty Trust	357	10,203	—	—	357	10,203
BRE Properties, Inc. — Class A	207	12,273	190	11,265	397	23,538
Camden Property Trust	135	9,041	—	—	135	9,041
CapitalSource, Inc.	53	1,303	—	—	53	1,303
CBL & Associates, Inc.	337	12,149	280	10,094	617	22,243

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Multi-Manager		Multi-Manager		Multi-Manager
	Mid-Cap Fund		Large-Cap Fund		Large-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value	Par	Value	Par	Value
Colonial Properties Trust	159	5,796	680	24,786	839	30,582
Developers Diversified Realty Corp.	446	23,509	760	40,060	1,206	63,569
Douglas Emmett, Inc.	154	3,810	—	—	154	3,810
Duke Realty Corp	625	22,294	630	22,472	1,255	44,766
Equity Residential	1,119	51,060	1,645	75,061	2,764	126,121
Essex Property Trust, Inc.	60	6,978	70	8,141	130	15,119
Federal Realty Investment Trust	151	11,666	160	12,362	311	24,028
General Growth Properties Inc.	553	29,281	1,130	59,833	1,683	89,114
Health Care Property Investors, Inc.	659	19,065	680	19,672	1,339	38,737
Health Care REIT, Inc.	450	18,162	340	13,722	790	31,884
Hospitality Properties Trust	1,920	79,661	400	16,596	2,320	96,257
Host Marriott Corp.	1,220	28,206	1,920	44,390	3,140	72,596
HRPT Properties Trust	1,246	12,958	1,130	11,752	2,376	24,710
iStar Financial, Inc.	5,790	256,671	320	14,186	6,110	270,857
Kilroy Realty Corp.	70	4,959	120	8,501	190	13,460
Kimco Realty Corp.	714	27,182	1,040	39,593	1,754	66,775
Liberty Property Trust	414	18,187	360	15,815	774	34,002
Mack-Cali Realty Corp.	202	8,785	—	—	202	8,785
Plum Creek Timber Co., Inc.	898	37,411	1,273	53,033	2,171	90,444
ProLogis	388	22,077	1,192	67,825	1,580	89,902
Public Storage, Inc.	462	35,491	738	56,693	1,200	92,184
Rayonier, Inc.	295	13,316	390	17,605	685	30,921
Regency Centers Corp.	223	15,722	210	14,805	433	30,527
Simon Property Group, Inc.	—	—	1,226	114,067	1,226	114,067
SL Green Realty	139	17,221	100	12,389	239	29,610
Taubman Centers, Inc.	5,967	296,023	230	11,410	6,197	307,433
The Macerich Co.	160	13,187	200	16,484	360	29,671
Thornburg Mortgage Asset Corp.	6,569	171,976	—	—	6,569	171,976
UDR, Inc.	370	9,731	500	13,150	870	22,881
Ventas, Inc.	210	7,613	310	11,237	520	18,850
Vornado Realty Trust	447	49,098	637	69,968	1,084	119,066
Weingarten Realty, Inc.	250	10,275	340	13,974	590	24,249

		1,628,285		1,168,761		2,797,046

Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc.*	905	3,285	308	11,242	1,213	14,527
The St. Joe Co.	50	2,317	—	—	50	2,317

		5,602		11,242		16,844

Thrifts & Mortgage Finance - 1.8%
Astoria Financial Corp.	138	3,456	—	—	138	3,456
Capitol Federal Financial	283	10,448	440	16,245	723	26,693
Countrywide Financial Corp.	—	—	1,554	56,488	1,554	56,488
Fannie Mae	—	—	26,897	1,757,181	26,897	1,757,181
Federal Agricultural Mortgage Corp.	2,840	97,185	—	—	2,840	97,185
First Niagara Financial Group, Inc.	7,000	91,700	—	—	7,000	91,700
Freddie Mac	—	—	9,084	551,399	9,084	551,399
Hudson City Bancorp, Inc.	1,169	14,285	645	7,882	1,814	22,167
Indymac Mortgage Holdings, Inc.	108	3,150	—	—	108	3,150
MGIC Investment Corp.	125	7,107	165	9,382	290	16,489

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Multi-Manager		Multi-Manager		Multi-Manager
	Mid-Cap Fund		Large-Cap Fund		Large-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value	Par	Value	Par	Value
New York Community Bancorp, Inc.	1,072	18,245	1,800	30,636	2,872	48,881
People’s United Financial, Inc.	498	8,830	630	11,170	1,128	20,000
Radian Group, Inc.	124	6,696	—	—	124	6,696
Sovereign Bancorp, Inc.	966	20,421	616	13,022	1,582	33,443
TFS Financial Corp.*	129	1,489	—	—	129	1,489
The PMI Group, Inc.	131	5,852	10,600	473,502	10,731	479,354
Washington Federal, Inc.	251	6,102	2,600	63,206	2,851	69,308
Washington Mutual, Inc.	—	—	44,444	1,895,092	44,444	1,895,092
Webster Financial Corp.	80	3,414	—	—	80	3,414

		298,380		4,885,205		5,183,585

Total Financials		6,815,892		47,321,902		54,137,794

HEALTH CARE - 8.1%
Biotechnology - 0.7%
Amgen, Inc.*	—	—	5,446	301,109	5,446	301,109
Amylin Pharmaceuticals, Inc.*	20	823	—	—	20	823
Biogen Idec, Inc.*	—	—	3,468	185,538	3,468	185,538
Celgene Corp.*	3,350	192,056	348	19,951	3,698	212,007
Cephalon, Inc.*	2,380	191,328	—	—	2,380	191,328
Genentech, Inc.*	—		3,660	276,915	3,660	276,915
Genzyme Corp.*	—		159	10,240	159	10,240
Gilead Sciences, Inc.*	—		14,514	562,708	14,514	562,708
Lifecell Corp.*	3,250	99,255	—	—	3,250	99,255
Millennium Pharmaceuticals, Inc.*	14,469	152,937	—	—	14,469	152,937

		636,399		1,356,461		1,992,860

Health Care Equipment & Supplies - 1.1%
Advanced Medical Optics, Inc.*	20	698	—	—	20	698
Bausch & Lomb Inc.	168	11,666	248	17,221	416	28,887
Baxter International, Inc.	—	—	1,471	82,876	1,471	82,876
Beckman Coulter, Inc.	78	5,045	—	—	78	5,045
Becton, Dickinson and Co.	—	—	615	45,818	615	45,818
Biomet, Inc.	—	—	139	6,355	139	6,355
Boston Scientific Corp.*	—	—	51,460	789,397	51,460	789,397
C.R. Bard, Inc.	100	8,263	218	18,013	318	26,276
Cytyc Corp.*	30	1,293	—	—	30	1,293
Dade Behring Holdings, Inc.	—	—	170	9,030	170	9,030
Dentsply International, Inc.	170	6,504	970	37,112	1,140	43,616
Gen-Probe, Inc.*	—	—	300	18,126	300	18,126
Hillenbrand Industries, Inc.	195	12,675	9,840	639,600	10,035	652,275
Hospira, Inc.*	80	3,123	90	3,514	170	6,637
IDEXX Laboratories, Inc.*	—	—	100	9,463	100	9,463
Intuitive Surgical, Inc.*	20	2,775	—	—	20	2,775
Inverness Medical Innovations, Inc.*	3,850	196,427	—	—	3,850	196,427
Medtronic, Inc.	—	—	2,548	132,139	2,548	132,139
St. Jude Medical, Inc.*	260	10,788	577	23,940	837	34,728
Stryker Corp.	—	—	13,704	864,585	13,704	864,585
The Cooper Cos., Inc.	2,353	125,462	—	—	2,353	125,462
Varian Medical Systems, Inc.*	80	3,401	115	4,889	195	8,290
Zimmer Holdings, Inc.*	—	—	472	40,068	472	40,068

		388,120		2,742,146		3,130,266

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Multi-Manager		Multi-Manager		Multi-Manager
	Mid-Cap Fund		Large-Cap Fund		Large-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value	Par	Value	Par	Value
Health Care Providers & Services - 2.5%
Aetna, Inc.	—	—	17,633	871,070	17,633	871,070
AmerisourceBergen Corp.	4,524	223,802	23,842	1,179,464	28,366	1,403,266
Brookdale Senior Living, Inc.	42	1,914	—	—	42	1,914
Cardinal Health, Inc.	—	—	11,956	844,572	11,956	844,572
CIGNA Corp.	690	36,032	1,500	78,330	2,190	114,362
Community Health Systems*	270	10,922	170	6,876	440	17,798
Coventry Health Care, Inc.*	3,070	176,985	7,880	454,282	10,950	631,267
DaVita, Inc.*	150	8,082	80	4,310	230	12,392
Express Scripts, Inc. — Class A*	300	15,003	750	37,507	1,050	52,510
Health Management Associates, Inc.	1,015	11,530	1,630	18,517	2,645	30,047
Health Net, Inc.*	130	6,864	220	11,616	350	18,480
Henry Schein, Inc.*	60	3,206	40	2,137	100	5,343
Humana, Inc.*	3,750	228,412	352	21,440	4,102	249,852
Laboratory Corp. of America Holdings*	120	9,391	306	23,948	426	33,339
Lifepoint Hospitals, Inc.*	134	5,183	130	5,028	264	10,211
Lincare Holding, Inc.*	120	4,782	50	1,993	170	6,775
Manor Care, Inc.	90	5,876	389	25,398	479	31,274
McKesson Corp.	—	—	13,925	830,487	13,925	830,487
Medco Health Solutions, Inc.*	—	—	1,330	103,727	1,330	103,727
Omnicare, Inc.	279	10,061	80	2,885	359	12,946
Patterson Cos., Inc.*	80	2,982	139	5,181	219	8,163
Pediatrix Medical Group, Inc.*	—	—	290	15,993	290	15,993
Quest Diagnostics, Inc.	2,655	137,131	453	23,397	3,108	160,528
Sierra Health Services, Inc.*	—	—	20	832	20	832
Tenet Healthcare Corp.*	406	2,643	1,013	6,595	1,419	9,238
Triad Hospitals, Inc.*	125	6,720	—	—	125	6,720
UnitedHealth Group, Inc.	—	—	30,709	1,570,458	30,709	1,570,458
Universal Health Services, Inc. — Class B	63	3,875	340	20,910	403	24,785
Wellcare Health Plans, Inc.*	—	—	10	905	10	905
WellPoint, Inc.*	—	—	2,058	164,290	2,058	164,290

		911,396		6,332,148		7,243,544

Health Care Technology - 0.1%
Cerner Corp.*	20	1,109	—	—	20	1,109
IMS Health, Inc.	5,361	172,249	775	24,901	6,136	197,150
Vital Images, Inc.*	2,700	73,332	—	—	2,700	73,332

		246,690		24,901		271,591

Life Sciences Tools & Services - 0.6%
Applera Corp. — Applied Biosystems Group	226	6,902	239	7,299	465	14,201
Charles River Laboratories International, Inc.*	92	4,749	—	—	92	4,749
Covance, Inc.*	10	686	110	7,542	120	8,228
Invitrogen Corp.*	96	7,080	—	—	96	7,080
Millipore Corp.	20	1,502	—	—	20	1,502
PerkinElmer, Inc.	131	3,414	222	5,785	353	9,199

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Multi-Manager		Multi-Manager		Multi-Manager
	Mid-Cap Fund		Large-Cap Fund		Large-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value	Par	Value	Par	Value
Pharmaceutical Product Development, Inc.	90	3,444	180	6,889	270	10,333
Thermo Electron Corp.*	5,130	265,323	26,911	1,395,250	32,041	1,660,573
Waters Corp.*	2,640	156,710	287	17,036	2,927	173,746

		449,810		1,439,801		1,889,611

Pharmaceuticals - 3.1%
Abbott Laboratories	—	—	37,022	1,982,528	37,022	1,982,528
Abraxis Bioscience, Inc.*	20	445	—	—	20	445
Allergan, Inc.	140	8,070	14,182	817,451	14,322	825,521
Barr Pharmaceuticals, Inc.*	100	5,023	12,840	644,953	12,940	649,976
Bristol-Myers Squibb Co.	—	—	13,731	433,350	13,731	433,350
Eli Lilly & Co.	—	—	4,669	260,904	4,669	260,904
Endo Pharmaceuticals Holdings, Inc.*	130	4,450	310	10,611	440	15,061
Forest Laboratories, Inc.*	290	13,238	631	28,805	921	42,043
Johnson & Johnson	—	—	10,938	674,000	10,938	674,000
King Pharmaceuticals, Inc.*	785	16,061	20,512	419,676	21,297	435,737
Merck & Co., Inc.	—	—	33,612	1,673,878	33,612	1,673,878
Mylan Laboratories, Inc.	3,860	70,213	793	14,425	4,653	84,638
Pfizer, Inc.	—	—	67,313	1,721,193	67,313	1,721,193
Schering-Plough Corp.	—	—	5,237	159,414	5,237	159,414
Watson Pharmaceuticals, Inc.*	254	8,263	399	12,979	653	21,242
Wyeth	—	—	3,491	200,174	3,491	200,174

		125,763		9,054,341		9,180,104

Total Health Care		2,758,178		20,949,798		23,707,976

INDUSTRIALS - 8.7%
Aerospace & Defense - 1.7%
Alliant Techsystems, Inc.*	1,007	99,844	410	40,652	1,417	140,496
Amor Holdings, Inc.*	—	—	20	1,737	20	1,737
DRS Technologies, Inc.	56	3,207	—	—	56	3,207
General Dynamics Corp.	—	—	1,074	84,008	1,074	84,008
Goodrich Corp.	200	11,912	857	51,043	1,057	62,955
Honeywell International, Inc.	—	—	5,266	296,370	5,266	296,370
L-3 Communications Holdings, Inc.	254	24,737	217	21,134	471	45,871
Lockheed Martin Corp.	—	—	1,473	138,653	1,473	138,653
Northrop Grumman Corp.	1,460	113,690	22,819	1,776,916	24,279	1,890,606
Precision Castparts Corp.	4,370	530,343	510	61,894	4,880	592,237
Raytheon Co.	—	—	2,389	128,743	2,389	128,743
Rockwell Collins, Inc.	170	12,009	380	26,843	550	38,852
Spirit Aerosystems Holdings, Inc.*	—	—	520	18,746	520	18,746
The Boeing Co.	—	—	3,048	293,096	3,048	293,096
United Technologies, Corp.	—	—	16,165	1,146,583	16,165	1,146,583

		795,742		4,086,418		4,882,160

Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	190	9,979	246	12,920	436	22,899
Expeditors International	100	4,130	170	7,021	270	11,151
FedEx Corp.	—	—	2,804	311,160	2,804	311,160
United Parcel Service, Inc — Class B	—	—	16,537	1,207,201	16,537	1,207,201

		14,109		1,538,302		1,552,411

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Multi-Manager		Multi-Manager		Multi-Manager
	Mid-Cap Fund		Large-Cap Fund		Large-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value	Par	Value	Par	Value
Airlines - 0.2%
AMR Corp.*	6,010	158,364	—	—	6,010	158,364
Northwest Airlines Corp.*	132	2,930	—	—	132	2,930
Southwest Airlines Co.	1,999	29,805	11,585	172,732	13,584	202,537
UAL Corp.*	600	24,354	1,400	56,826	2,000	81,180
US Airways Group, Inc./New*	121	3,663	—	—	121	3,663

		219,116		229,558		448,674

Building Products - 0.1%
American Standard Cos., Inc.	280	16,515	535	31,555	815	48,070
Lennox International, Inc.	236	8,078	10	342	246	8,420
Masco Corp.	1,690	48,114	7,141	203,304	8,831	251,418
Owens Corning, Inc.*	164	5,515	—	—	164	5,515
USG Corp.*	119	5,836	—	—	119	5,836

		84,058		235,201		319,259

Commercial Services & Supplies - 0.6%
Administaff, Inc.	3,000	100,470	—	—	3,000	100,470
Allied Waste Industries, Inc.*	17,245	232,118	1,163	15,654	18,408	247,772
Avery Dennison Corp.	200	13,296	424	28,188	624	41,484
ChoicePoint, Inc.*	110	4,670	—	—	110	4,670
Cintas Corp.	288	11,356	118	4,653	406	16,009
Copart, Inc.*	—	—	580	17,742	580	17,742
Corrections Corp. of America*	10	631	—	—	10	631
Deluxe Corp.	5,500	223,355	—	—	5,500	223,355
Equifax, Inc.	230	10,217	618	27,452	848	37,669
HNI Corp.	110	4,510	90	3,690	200	8,200
Huron Consulting Group, Inc.*	3,150	229,981	—	—	3,150	229,981
Manpower, Inc.	90	8,302	150	13,836	240	22,138
Monster Worldwide, Inc.*	80	3,288	175	7,192	255	10,480
Pitney Bowes, Inc.	570	26,687	1,914	89,613	2,484	116,300
R.R. Donnelley & Sons Co.	4,336	188,659	1,168	50,820	5,504	239,479
Republic Services, Inc.	239	7,323	330	10,111	569	17,434
Robert Half International, Inc.	160	5,840	523	19,089	683	24,929
Steelcase, Inc.	30	555	20	370	50	925
The Brink’s Co.	—	—	260	16,091	260	16,091
The Corporate Executive Board Co.	—	—	70	4,544	70	4,544
The Dun & Bradstreet Corp.	—	—	70	7,209	70	7,209
Waste Management, Inc.	—	—	11,483	448,411	11,483	448,411

		1,071,258		764,665		1,835,923

Construction & Engineering - 0.2%
Fluor Corp	70	7,796	2,820	314,064	2,890	321,860
Jacobs Engineering Group, Inc.*	3,600	207,036	110	6,326	3,710	213,362
KBR, Inc.*	4,401	115,438	60	1,574	4,461	117,012
Quanta Services, Inc.*	—	—	790	24,229	790	24,229
The Shaw Group, Inc.*	10	463	—	—	10	463
URS Corp.*	73	3,544	—	—	73	3,544

		334,277		346,193		680,470

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Multi-Manager		Multi-Manager		Multi-Manager
	Mid-Cap Fund		Large-Cap Fund		Large-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value	Par	Value	Par	Value
Electrical Equipment - 0.6%
Cooper Industries, Ltd. — Class A	185	10,562	296	16,899	481	27,461
Emerson Electric Co.	—	—	31,513	1,474,808	31,513	1,474,808
Hubbell, Inc. — Class B	66	3,578	50	2,711	116	6,289
Rockwell Automation, Inc.	230	15,971	724	50,275	954	66,246
Roper Industries, Inc.	80	4,568	90	5,139	170	9,707

		34,679		1,549,832		1,584,511

Industrial Conglomerates - 2.2%
3M Co.	—	—	3,304	286,754	3,304	286,754
Carlisle Cos., Inc.	67	3,116	80	3,721	147	6,837
General Electric Co.	—	—	118,983	4,554,669	118,983	4,554,669
McDermott International, Inc.*	2,550	211,956	—	—	2,550	211,956
Teleflex, Inc.	151	12,349	—	—	151	12,349
Textron, Inc.	240	26,427	662	72,893	902	99,320
Tyco International, Ltd*	—	—	34,650	1,170,824	34,650	1,170,824
Walter Industries, Inc.	90	2,606	70	2,027	160	4,633

		256,454		6,090,888		6,347,342

Machinery - 2.2%
AGCO Corp.*	47	2,040	—	—	47	2,040
Caterpillar, Inc.	—	—	22,823	1,787,041	22,823	1,787,041
Crane Co.	80	3,636	—	—	80	3,636
Cummins, Inc.	3,910	395,731	4,968	502,811	8,878	898,542
Danaher Corp.	—	—	653	49,301	653	49,301
Deere & Co.	—	—	797	96,230	797	96,230
Donaldson Co., Inc.	—	—	260	9,243	260	9,243
Dover Corp.	536	27,416	956	48,899	1,492	76,315
Eaton Corp.	3,723	346,239	4,806	446,958	8,529	793,197
Flowserve Corp.	79	5,656	30	2,148	109	7,804
Gardner Denver, Inc.*	79	3,362	150	6,383	229	9,745
Graco, Inc.	120	4,834	280	11,278	400	16,112
Harsco Corp.	120	6,240	70	3,640	190	9,880
IDEX corp.	120	4,625	210	8,093	330	12,718
Illinois Tool Works, Inc.	—	—	2,098	113,691	2,098	113,691
Ingersoll Rand Co.	422	23,134	950	52,079	1,372	75,213
ITT Industries, Inc.	467	31,887	364	24,854	831	56,741
Joy Global, Inc.	90	5,250	90	5,250	180	10,500
Kennametal, Inc.	24	1,969	50	4,102	74	6,071
Lincoln Electric Holdings, Inc.	60	4,454	130	9,651	190	14,105
Oshkosh Truck Corp.	80	5,034	80	5,034	160	10,068
PACCAR, Inc.	410	35,686	7,777	676,910	8,187	712,596
Pall Corp.	156	7,175	256	11,773	412	18,948
Parker Hannifin Corp.	363	35,541	656	64,229	1,019	99,770
Pentair, Inc.	399	15,389	400	15,428	799	30,817
SPX Corp.	180	15,806	—	—	180	15,806
Terex Corp.*	2,340	190,242	345	28,048	2,685	218,290
The Manitowoc Co., Inc.	—	—	20	1,608	20	1,608
The Timken Co.	279	10,075	220	7,944	499	18,019
The Toro Co.	80	4,711	21,030	1,238,457	21,110	1,243,168

		1,186,132		5,231,083		6,417,215

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Multi-Manager		Multi-Manager		Multi-Manager
	Mid-Cap Fund		Large-Cap Fund		Large-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value	Par	Value	Par	Value
Marine - 0.0%
Alexander & Baldwin, Inc.	67	3,558	630	33,459	697	37,017
Kirby Corp.*	—	—	40	1,536	40	1,536

		3,558		34,995		38,553

Road & Rail - 0.4%
Avis Budget Group, Inc.*	98	2,786	1,580	44,919	1,678	47,705
Burlington Northern Santa Fe Corp.	—	—	1,207	102,764	1,207	102,764
Con-way, Inc.	2,990	150,218	110	5,526	3,100	155,744
CSX Corp.	840	37,867	1,656	74,653	2,496	112,520
Hertz Global Holdings, Inc.*	906	24,072	1,460	38,792	2,366	62,864
JB Hunt Transport Services, Inc.	—	—	10	293	10	293
Kansas City Southern Industries, Inc.*	72	2,703	—	—	72	2,703
Laidlaw International, Inc.	124	4,284	—	—	124	4,284
Landstar System, Inc.	90	4,342	810	39,083	900	43,425
Norfolk Southern Corp.	—	—	1,428	75,070	1,428	75,070
Ryder Systems, Inc.	5,082	273,412	458	24,640	5,540	298,052
Union Pacific Corp.	—	—	3,133	360,765	3,133	360,765
YRC Worldwide, Inc.*	247	9,090	220	8,096	467	17,186

		508,774		774,601		1,283,375

Trading Companies & Distributors - 0.0%
Fastenal Co.	—	—	50	2,093	50	2,093
GATX Corp.	75	8,619	—	—	75	8,619
MSC Industrial Direct Co., Inc — Class A	20	1,100	270	14,850	290	15,950
United Rentals, Inc.*	120	3,905	—	—	120	3,905
W.W. Grainger, Inc.	271	25,216	—	30,241	271	55,457
Wesco International, Inc.*	—	—	280	16,926	280	16,926

		38,840		64,110		102,950

Total Industrials		4,546,997		20,945,846		25,492,843

INFORMATION TECHNOLOGY - 12.4%
Communications Equipment - 2.8%
ADC Telecommunications, Inc.*	175	3,207	—	—	175	3,207
Avaya, Inc.*	857	14,432	976	16,436	1,833	30,868
Ciena Corp.*	340	12,284	989	35,733	1,329	48,017
Cisco Systems, Inc.*	—	—	135,749	3,780,610	135,749	3,780,610
CommScope, Inc.*	4,600	268,410	—	—	4,600	268,410
Corning, Inc.*	—	—	4,936	126,115	4,936	126,115
F5 Networks, Inc.*	2,750	221,650	—	—	2,750	221,650
Harris Corp.	2,560	139,648	30	1,636	2,590	141,284
JDS Uniphase Corp.*	139	1,867	2,470	33,172	2,609	35,039
Juniper Networks, Inc.*	529	13,315	2,770	69,721	3,299	83,036
Motorola, Inc.	—	—	12,142	214,913	12,142	214,913
Plantronics, Inc.	5,000	131,100	—	—	5,000	131,100
Polycom, Inc.*	4,300	144,480	—	—	4,300	144,480

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Multi-Manager		Multi-Manager		Multi-Manager
	Mid-Cap Fund		Large-Cap Fund		Large-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value	Par	Value	Par	Value
QUALCOMM, Inc.	—	—	44,003	1,909,290	44,003	1,909,290
Research in Motion, Ltd.*	—	—	4,800	959,952	4,800	959,952
Tellabs, Inc.*	725	7,801	1,084	11,664	1,809	19,465

		958,194		7,159,242		8,117,436

Computers & Peripherals - 3.3%
Apple Computer, Inc.*	—	—	14,825	1,809,243	14,825	1,809,243
Dell, Inc.*	—	—	6,167	176,068	6,167	176,068
Diebold, Inc.	130	6,786	—	—	130	6,786
EMC Corp.*	—	—	6,797	123,026	6,797	123,026
Emulex Corp.*	12,150	265,356	—	—	12,150	265,356
Hewlett-Packard Co.	—	—	84,119	3,753,390	84,119	3,753,390
International Business Machines Corp.	—	—	29,373	3,091,508	29,373	3,091,508
Lexmark International Group, Inc. - Class A*	253	12,476	329	16,223	582	28,699
NCR Corp.*	393	20,648	2,388	125,466	2,781	146,114
Network Appliance, Inc.*	170	4,964	1,100	32,120	1,270	37,084
QLogic Corp.*	—	—	218	3,630	218	3,630
Sandisk Corp.*	258	12,627	961	47,031	1,219	59,658
Seagate Technology	503	10,950	—	—	503	10,950
Sun Microsystems, Inc.*	—	—	10,812	56,871	10,812	56,871
Western Digital Corp.*	232	4,489	30	580	262	5,069

		338,296		9,235,156		9,573,452

Electronic Equipment & Instruments - 0.4%
Agilent Technologies, Inc.*	—	—	939	36,095	939	36,095
Amphenol Corp. — Class A	5,560	201,779	—	—	5,560	201,779
Arrow Electronics, Inc.*	5,143	197,646	780	29,975	5,923	227,621
Avent, Inc.*	8,074	320,053	470	18,631	8,544	338,684
CDW Corp.*	100	8,497	60	5,098	160	13,595
FLIR Systems, Inc.*	4,400	203,500	—	—	4,400	203,500
Ingram Micro, Inc. — Class A*	4,871	105,749	520	11,289	5,391	117,038
Jabil Circuit, Inc.	291	6,422	497	10,969	788	17,391
Mettler-Toledo International, Inc.*	—	—	210	20,057	210	20,057
Molex, Inc.	218	6,542	233	6,992	451	13,534
Sanmina-SCI Corp.*	482	1,509	1,282	4,013	1,764	5,522
Solectron Corp.*	733	2,698	2,198	8,089	2,931	10,787
Tech Data Corp.*	404	15,538	—	—	404	15,538
Tektronix, Inc.	184	6,208	117	3,948	301	10,156
Vishay Intertechnology, Inc.*	200	3,164	—	—	200	3,164

		1,079,305		155,156		1,234,461

Internet Software & Services - 1.0%
Akamai Technologies, Inc.*	2,850	138,624	—	—	2,850	138,624
Bankrate, Inc.*	5,100	244,392	—	—	5,100	244,392
eBay, Inc.*	—	—	1,734	55,800	1,734	55,800
Google, Inc. — Class A	—	—	4,466	2,337,415	4,466	2,337,415
VeriSign, Inc.*	800	25,384	401	12,724	1,201	38,108
Yahoo!, Inc.*	—	—	1,851	50,218	1,851	50,218

		408,400		2,456,157		2,864,557

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Multi-Manager		Multi-Manager		Multi-Manager
	Mid-Cap Fund		Large-Cap Fund		Large-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value	Par	Value	Par	Value
IT Services - 1.0%
Affiliated Computer Services, Inc.*	83	4,708	71	4,027	154	8,735
Alliance Data Systems Corp.*	50	3,864	—	—	50	3,864
Automatic Data Processing, Inc.	—	—	854	41,393	854	41,393
Ceridian Corp.*	21	735	—	—	21	735
Cognizant Technology Solutions Corp.*	1,250	93,862	79	5,932	1,329	99,794
Computer Sciences Corp.*	4,069	240,681	739	43,712	4,808	284,393
Convergys Corp.*	13,560	328,694	220	5,333	13,780	334,027
Electronic Data Systems Corp.	1,753	48,611	2,384	66,108	4,137	114,719
Fidelity National Information Services, Inc.	905	49,123	2,384	60,468	3,289	109,591
First Data Corp.	—	—	28,737	938,838	28,737	938,838
Fiserv, Inc.*	190	10,792	106	6,021	296	16,813
Global Payments, Inc.	90	3,569	80	3,172	170	6,741
Hewitt Associates, Inc.*	233	7,456	—	—	233	7,456
Iron Mountain, Inc.*	—	—	700	18,291	700	18,291
Mastercard, Inc.	1,740	288,614	40	6,635	1,780	295,249
MoneyGram International, Inc.	230	6,429	330	9,224	560	15,653
Paychex, Inc.	510	19,951	16,828	658,311	17,338	678,262
Total System Services, Inc.	220	6,492	130	3,836	350	10,328
Unisys Corp.*	1,097	10,027	729	6,663	1,826	16,690
Western Union Co.	—	—	3,577	74,509	3,577	74,509

		1,123,608		1,952,473		3,076,081

Office Electronics - 0.7%

Xerox Corp.*	3,345	61,816	101,363	1,873,188	104,708	1,935,004

Semiconductors & Semiconductors Equipment - 1.3%
Advance Micro Devices, Inc.*	488	6,978	1,635	23,380	2,123	30,358
Altera Corp.*	370	8,188	555	12,282	925	20,470
Analog Devices, Inc.	450	16,938	1,264	47,577	1,714	64,515
Applied Materials, Inc.	—	—	71,220	1,415,141	71,220	1,415,141
Atmel Corp.*	646	3,592	—	—	646	3,592
Broadcom Corp. — Class A*	—	—	1,842	53,878	1,842	53,878
Cree, Inc.*	124	3,205	1,770	45,754	1,894	48,959
Cypress Semiconductor Corp.*	—	—	620	14,440	620	14,440
Fairchild Semiconductor International, Inc.*	89	1,720	—	—	89	1,720
Integrated Device Technology, Inc.*	168	2,565	—	—	168	2,565
Intel Corp.	—	—	38,564	916,281	38,564	916,281
International Rectifier Corp.*	82	3,055	—	—	82	3,055
Intersil Holding Corp. — Class A	114	3,587	—	—	114	3,587
KLA-Tencor Corp.	180	9,891	120	6,594	300	16,485
Lam Research Corp.*	2,910	149,574	230	11,822	3,140	161,396
Linear Technology Corp.	3,200	115,776	380	13,748	3,580	129,524
LSI Logic Corp.*	577	4,333	1,962	14,735	2,539	19,068
Maxim Integrated Products, Inc.	480	16,037	1,036	34,613	1,516	50,650
MEMC Electronic Materials, Inc.*	3,500	213,920	844	51,585	4,344	265,505
Microchip Technology, Inc.	200	7,408	20	741	220	8,149
Micron Technology, Inc.*	759	9,510	4,992	62,550	5,751	72,060
National Semiconductor Corp.	290	8,198	344	9,725	634	17,923
Novellus Systems, Inc.*	426	12,086	836	23,717	1,262	35,803

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Multi-Manager		Multi-Manager		Multi-Manager
	Mid-Cap Fund		Large-Cap Fund		Large-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value	Par	Value	Par	Value
NVIDIA Corp.*	120	4,957	1,140	47,093	1,260	52,050
PMC-Sierra, Inc.*	—	—	227	1,755	227	1,755
Rambus, Inc.*	20	360	—	—	20	360
Silicon Laboratories, Inc.*	10	346	—	—	10	346
Teradyne, Inc.*	136	2,391	400	7,032	536	9,423
Texas Instruments, Inc.	—	—	10,758	404,824	10,758	404,824
Xilinx, Inc.	400	10,708	1,328	35,551	1,728	46,259

		615,323		3,254,818		3,870,141

Software - 1.9%
Activision, Inc.*	170	3,174	—	—	170	3,174
Adobe Systems, Inc.*	—	—	981	39,387	981	39,387
Autodesk, Inc.*	170	8,004	114	5,367	284	13,371
BEA Systems Inc.*	290	3,970	390	5,339	680	9,309
BMC software, Inc.*	240	7,272	857	25,967	1,097	33,239
CA, Inc.	1,050	27,122	2,296	59,306	3,346	86,428
Cadence Design Systems, Inc.*	900	19,764	—	—	900	19,764
Check Point Software Technologies, Ltd. ADR*	2,800	63,868	—	—	2,800	63,868
Citrix Systems, Inc.*	160	5,387	101	3,401	261	8,788
Compuware Corp.*	735	8,717	2,372	28,132	3,107	36,849
Electronic Arts, Inc.*	180	8,518	6,756	319,694	6,936	328,212
Fair Isaac & Co., Inc.	187	7,502	—	—	187	7,502
Intuit, Inc.*	350	10,528	570	17,145	920	27,673
MacAfee, Inc.*	210	7,392	—	—	210	7,392
Microsoft Corp.	—	—	93,925	2,767,970	93,925	2,767,970
NAVTEQ*	10	423	—	—	10	423
Novell, Inc.*	1,001	7,798	900	7,011	1,901	14,809
Oracle Corp.*	—	—	37,124	731,714	37,124	731,714
Parametric Technology Corp.*	6,700	144,787	—	—	6,700	144,787
Red Hat, Inc.*	30	668	—	—	30	668
Salesforce.com, Inc.*	4,350	186,441	—	—	4,350	186,441
Sybase, Inc.*	10,200	243,678	—	—	10,200	243,678
Symantec Corp.*	6,195	125,139	38,357	774,811	44,552	899,950
Synopsys, Inc.*	200	5,286	—	—	200	5,286

		895,438		4,785,244		5,680,682

Total Information Technology		5,480,380		30,871,434		36,351,814

MATERIALS - 2.4%
Chemicals - 0.8%
Air Products & Chemicals, Inc.	471	37,854	99	80,290	570	118,144
Airgas, Inc.	96	4,598	70	3,353	166	7,951
Albemarle Corp.	100	3,853	70	2,697	170	6,550
Ashland, Inc.	266	17,011	5,946	380,247	6,212	397,258
Cabot Corp.	176	8,392	—	—	176	8,392
Celanese Corp.	12,910	500,650	830	32,187	13,740	532,837
Chemtura Corp.	412	4,577	—	—	412	4,577
Cytec Industries, Inc.	62	3,954	50	3,188	112	7,142
Dow Chemical Co.	—	—	6,331	279,957	6,331	279,957
E.I. duPont de Nemours & Co.	—	—	5,501	279,671	5,501	279,671
Eastman Chemical Co.	323	20,779	544	34,996	867	55,775

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Multi-Manager		Multi-Manager		Multi-Manager
	Mid-Cap Fund		Large-Cap Fund		Large-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value	Par	Value	Par	Value
Ecolab, Inc.	240	10,248	463	19,770	703	30,018
FMC Corp.	59	5,274	—	—	59	5,274
Hercules, Inc.*	—	—	210	4,126	210	4,126
Huntsman Corp.	395	9,602	—	—	395	9,602
International Flavors & Fragrances, Inc.	234	12,201	455	23,724	689	35,925
Lyondell Chemical Co.	1,017	37,751	720	26,726	1,737	64,477
Monsanto Co.	—	—	1,598	107,929	1,598	107,929
Nalco Holding Co.	310	8,509	—	—	310	8,509
PPG Industries, Inc.	665	50,613	1,020	77,632	1,685	128,245
Praxair, Inc.	—	—	615	44,274	615	44,274
Rohm & Haas Co.	334	18,263	835	45,658	1,169	63,921
RPM International, Inc.	325	7,511	—	—	325	7,511
Sensient Technologies Corp.	3,340	84,803	—	—	3,340	84,803
Sigma-Aldrich Corp.	335	14,294	486	20,738	821	35,032
The Lubrizol Corp.	226	14,588	50	3,227	276	17,815
The Mosaic Co.*	132	5,151	—	—	132	5,151
The Scotts Miracle — Gro Co. — Class A	141	6,055	—	—	141	6,055
The Valspar Corp.	343	9,745	460	13,069	803	22,814
Valhi, Inc.	170	2,771	20	326	190	3,097
Westlake Chemical Corp.	—	—	850	23,902	850	23,902

		899,047		1,507,687		2,406,734

Construction Materials - 0.3%
Cemex S.A. de C.V.*	—	—	25,163	928,515	25,163	928,515
Eagle Materials, Inc.	130	6,377	90	4,414	220	10,791
Florida Rock Industries, Inc.	—	—	40	2,700	40	2,700
Martin Marietta Materials Corp.	60	9,721	30	4,861	90	14,582
Vulcan Materials Co.	120	13,745	428	49,023	548	62,768

		29,843		989,513		1,019,356

Containers & Packaging - 0.2%
Ball Corp.	150	7,975	272	14,462	422	22,437
Bemis Co., Inc.	368	12,210	652	21,634	1,020	33,844
Crown Holdings, Inc.*	—	—	40	999	40	999
Owens-Illinois, Inc.*	140	4,900	—	—	140	4,900
Packaging Corp.	190	4,809	—	—	190	4,809
Pactiv Corp.*	5,440	173,482	497	15,849	5,937	189,331
Sealed Air Corp.	567	17,588	1,162	36,045	1,729	53,633
Smurfit-Stone Container Corp.*	384	5,111	—	—	384	5,111
Sonoco Products Co.	2,989	127,959	410	17,552	3,399	145,511
Temple-Inland, Inc.	437	26,889	560	34,457	997	61,346

		380,923		140,998		521,921

Metals & Mining - 0.5%
Alcoa, Inc.	—	—	4,336	175,738	4,336	175,738
Allegheny Technologies, Inc.	30	3,146	238	24,961	268	28,107
Carpenter Technology Corp.	57	7,428	—	—	57	7,428
Commercial Metals Co.	281	9,489	20	675	301	10,164
Freeport — McMoRan Cooper & Gold, Inc. - Class B	440	36,441	5,172	428,345	5,612	464,786
Newmont Mining Corp.	—	—	612	23,905	612	23,905
Nucor Corp.	—	—	822	48,210	822	48,210

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Multi-Manager		Multi-Manager		Multi-Manager
	Mid-Cap Fund		Large-Cap Fund		Large-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value	Par	Value	Par	Value
Reliance Steel & Aluminum Co.	3,499	196,854	50	2,813	3,549	199,667
Southern Copper Corp.	570	53,728	860	81,064	1,430	134,792
Steel Dynamics, Inc.	2,744	115,001	80	3,353	2,824	118,354
Titanium Metals Corp.*	81	2,584	—	—	81	2,584
United States Steel Corp.	335	36,431	643	69,926	978	106,357

		461,102		858,990		1,320,092

Paper & Forest Products - 0.6%
International Paper Co.	—	—	38,644	1,509,048	38,644	1,509,048
Louisiana-Pacific Corp.	540	10,217	610	11,541	1,150	21,758
MeadWestvaco Corp.	723	25,536	974	34,402	1,697	59,938
Weyerhaeuser Co.	—	—	1,216	95,979	1,216	95,979

		35,753		1,650,970		1,686,723

Total Materials		1,806,668		5,148,158		6,954,826

TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	—	—	35,496	1,473,084	35,496	1,473,084
Cbeyond, Inc.*	6,000	231,060	—	—	6,000	231,060
CenturyTel, Inc.	715	35,071	41,095	2,015,710	41,810	2,050,781
Citizens communications Co.	2,100	32,067	3,740	57,110	5,840	89,177
Cogent Communications Groups, Inc.*	7,650	228,506	—	—	7,650	228,506
Embarq Corp.	2,874	182,125	576	36,501	3,450	218,626
Qwest Communications International, Inc.*	18,632	180,730	89,149	864,745	107,781	1,045,475
Verizon Communications, Inc.	—	—	21,437	882,561	21,437	882,561
Windstream Corp.	319	4,708	2,377	35,085	2,696	39,793

		894,267		5,364,796		6,259,063

Wireless Telecommunication Services - 1.0%
Alltel Corp.	—	—	29,642	2,002,317	29,642	2,002,317
American Tower Corp.*	150	6,300	380	15,960	530	22,260
Crown Castle International Corp.*	541	19,622	990	35,907	1,531	55,529
Metropcs Communications, Inc.*	6,600	218,064	—	—	6,600	218,064
NII Holdings, Inc.*	3,000	242,220	—	—	3,000	242,220
Sprint Corp.	—	—	14,695	304,333	14,695	304,333
Telephone & Data Systems, Inc.	196	12,264	240	15,017	436	27,281
United States Cellular Corp.*	60	5,436	—	—	60	5,436

		503,906		2,373,534		2,877,440

Total Telecommunication Services		1,398,173		7,738,330		9,136,503

UTILITIES - 3.5%
Electric Utilities - 1.8%
Allegheny Energy, Inc.*	120	6,209	374	19,351	494	25,560
American Electric Power Co., Inc.	9,754	439,320	21,657	975,431	31,411	1,414,751
DPL, Inc.	278	7,879	780	22,105	1,058	29,984
Duke Energy Corp.	—	—	7,899	144,552	7,899	144,552
Edison International Co.	871	48,881	1,048	58,814	1,919	107,695
Entergy Corp.	320	34,352	11,806	1,267,374	12,126	1,301,726

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Multi-Manager		Multi-Manager		Multi-Manager
	Mid-Cap Fund		Large-Cap Fund		Large-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value	Par	Value	Par	Value
Exelon Corp.	—	—	16,048	1,165,085	16,048	1,165,085
FirstEnergy Corp.	—	—	1,613	104,409	1,613	104,409
FPL Group, Inc.	—	—	2,065	117,168	2,065	117,168
Great Plains Energy, Inc.	350	10,192	560	16,307	910	26,499
Hawaiian Electric Industries, Inc.	122	2,890	1,680	39,799	1,802	42,689
Northeast Utilities Co.	411	11,656	350	9,926	761	21,582
Pepco Holdings, Inc.	777	21,911	600	16,920	1,377	38,831
Pinnacle West Capital Corp.	410	16,339	607	24,189	1,017	40,528
PPL Corp.	806	37,713	1,868	87,404	2,674	125,117
Progress Energy, Inc.	1,131	51,562	1,366	62,276	2,497	113,838
Reliant Energy, Inc.*	511	13,771	—	—	511	13,771
Sierra Pacific Resources Corp.*	18,933	332,463	—	—	18,933	332,463
The Southern Co.	—	—	4,410	151,219	4,410	151,219

		1,035,138		4,282,329		5,317,467

Gas Utilities - 0.1%
AGL Resources, Inc.	3,137	126,986	—	—	3,137	126,986
Atmos Energy Corp.	331	9,950	—	—	331	9,950
Energen Corp.	121	6,648	—	—	121	6,648
National Fuel Gas Co.	317	13,729	360	15,591	677	29,320
Nicor, Inc.	—	—	135	5,794	135	5,794
ONEOK, Inc.	346	17,442	280	14,115	626	31,557
Questar Corp.	329	17,388	500	26,425	829	43,813
Southern Union Co.	301	9,809	—	—	301	9,809
UGI Corp.	369	10,066	410	11,185	779	21,251

		212,018		73,110		285,128

Independent Power Producers & Energy Traders - 0.8%
AES Corp.*	250	5,470	941	20,589	1,191	26,059
Constellation Energy Group	280	24,408	674	58,753	954	83,161
Dynegy, Inc.*	569	5,371	3,346	31,586	3,915	36,957
Mirant Corp.*	120	5,118	49,400	2,106,910	49,520	2,112,028
NRG Energy, Inc.*	70	2,910	—	—	70	2,910
TXU Corp.	—	—	1,782	119,929	1,782	119,929

		43,277		2,337,767		2,381,044

Multi-Utilities - 0.8%
Alliant Energy Corp.	447	17,366	12,410	482,129	12,857	499,495
Ameren Corp.	869	42,590	1,259	61,704	2,128	104,294
CenterPoint Energy, Inc.	15,640	272,136	2,062	35,879	17,702	308,015
CMS Energy Corp.	653	11,232	5,302	91,194	5,955	102,426
Consolidated Edison, Inc.	1,130	50,986	1,517	68,447	2,647	119,433
Dominion Resources, Inc.	—	—	1,788	154,322	1,788	154,322
DTE Energy Co.	818	39,444	1,124	54,199	1,942	93,643
Energy East Corp.	7,308	190,666	1,200	31,308	8,508	221,974
Integrys Energy Group, Inc.	213	10,805	417	21,154	630	31,959
KeySpan Corp.	264	11,083	589	24,726	853	35,809
MDU Resources Group, Inc.	591	16,572	570	15,983	1,161	32,555
NiSource, Inc.	1,211	25,080	1,865	38,624	3,076	63,704
NSTAR	421	13,661	430	13,954	851	27,615

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Multi-Manager		Multi-Manager		Multi-Manager
	Mid-Cap Fund		Large-Cap Fund		Large-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value	Par	Value	Par	Value
OGE Energy Corp.	367	13,450	350	12,828	717	26,278
PG&E Corp.	1,013	45,889	1,540	69,762	2,553	115,651
Public Service Enterprise Group, Inc.	—	—	1,303	114,377	1,303	114,377
Puget Energy, Inc.	435	10,518	—	—	435	10,518
SCANA Corp.	364	13,938	200	7,658	564	21,596
Sempra Energy Co.	780	46,199	1,201	71,135	1,981	117,334
TECO Energy, Inc.	975	16,750	1,400	24,052	2,375	40,802
Vectren Corp.	335	9,021	590	15,889	925	24,910
Wisconsin Energy Corp.	356	15,746	280	12,384	636	28,130
Xcel Energy, Inc.	1,621	33,182	2,614	53,509	4,235	86,691

		906,314		1,475,217		2,381,531

Water Utilities - 0.0%
Aqua America, Inc.	374	8,411	—		374	8,411

Total Utilities		2,205,158		8,168,423		10,373,581

Total Common Stock (Multi-Manager Mid-Cap Fund Cost - $29,420,007, Multi-Manager Large-Cap Fund Cost — $172,201,223, and the Combined Fund Cost — $201,621,230)		33,799,794		201,350,725		235,150,519

EXCHANGE-TRADED FUNDS - 19.3%
iShares Russell 1000 Growth Index Fund	—	—	828,282	49,042,577	828,282	49,042,577
iShares Russell Midcap Growth Index Fund	64,374	7,332,842	—	—	64,374	7,332,842
iShares S&P 500 Growth Index Fund	—	—	7,385	507,276	7,385	507,276

Total Exchange-Traded Funds (Multi-Manager Mid-Cap Fund Cost - $7,091,160, Multi-Manager Large-Cap Fund Cost — $44,922,241, and Combined Fund Cost — $52,013,401)		7,332,842		49,549,853		56,882,695

SHORT-TERM INVESTMENTS - 0.7%
BlackRock Liquidity Funds TempCash Portfolio - Institutional Series	118,287	118,287	968,227	968,227	1,086,514	1,086,514
BlackRock Liquidity Funds TempFund Portfolio - Institutional Series	118,282	118,282	968,225	968,225	1,086,507	1,086,507

Total Short-Term Investments (Multi-Manager Mid-Cap Fund Cost- $236,569, Multi-Manager Large-Cap Fund Cost $1,936,452, and Combined Fund Cost $2,173,021)		236,569		1,936,452	—	2,173,021

Total Investments (Multi-Manager Mid-Cap Fund Cost — $36,747,736, Multi-Manager Large-Cap Fund Cost — $219,059,916, and Combined Fund Cost — $255,807,652)		$41,369,205		$252,837,030		$294,206,235

*	Non-income producing security.

(1)	Represents an investment in an affiliate.

ADR — American Depository Receipt

Pro Forma Combined Statement of Assets and Liabilities
for Wilmington Multi-Manager Large-Cap Fund and
Wilmington Multi-Manager Mid-Cap Fund
as of June 30, 2007
(Unaudited)

				Pro Forma
				Combined
				Wilmington
	(Target Fund)	(Acquiring Fund)		Multi-
	Wilmington	Wilmington		Manager
	Multi-Manager	Multi-Manager	Pro Forma	Large-Cap
	Mid-Cap Fund	Large-Cap Fund	Adjustments	Fund
Assets:
Investments in securities, at value*	$41,369,205	$252,837,030	$—	$294,206,235
Receivable for fund shares sold	5,853	420,447	—	426,300
Receivable for investments sold	703,043	5,876,925	—	6,579,968
Dividends	41,113	282,737	—	323,850
Other assets	18,031	25,844	—	43,875

Total assets	42,137,245	259,442,983	—	301,580,228

Liabilities:
Payable for fund shares redeemed	32,714	561,875	—	594,589
Payable for investments purchased	712,420	5,917,271	—	6,629,691
Accrued advisory fee	3,569	132,145	—	135,714
Other accrued expenses	24,481	63,918	—	88,399

Total Liabilities	773,184	6,675,209	—	7,448,393

Net Assets	$41,364,061	$252,767,774	$—	$294,131,835

Net Assets consist of:
Paid-in capital	$30,875,167	$212,166,023	$—	$243,041,190
Undistributed (distributions in excess of) net investment income	(19,314)	161,669	—	142,355
Accumulated net realized gain on investments	5,886,739	6,662,968	—	12,549,707
Net unrealized appreciation of investments	4,621,469	33,777,114	—	38,398,583

Net Assets	$41,364,061	$252,767,774	$—	$294,131,835

Net Assets by share class:
Institutional Shares	$41,352,080	$252,755,824	$—	$294,107,904
A Shares	11,981	11,950	—	23,931

	$41,364,061	$252,767,774	$—	$294,131,835

Shares of beneficial interest outstanding
($0.01 par value, unlimited authorized shares):
Institutional Shares	3,007,072	17,548,917	(135,980)[1]	20,420,009
A Shares	873	829	(41)[2]	1,661

Net Asset Value Per Share:
Institutional Shares (net asset value, offering and redemption price)	$13.75	$14.40		$14.40

A Shares (net asset value (NAV)and redemption price)	$13.72	$14.41		$14.41

A Shares (offering price -— NAV / 0.965)	$14.22	$14.93		$14.93

Investments at cost	$36,747,736	$219,059,916	$—	$255,807,652

[1]	Institutional Shares of the Wilmington Multi-Manager Mid-Cap Fund will be exchanged for Institutional Shares of the Wilmington Multi-Manager Large-Cap Fund.

[2]	A Shares of the Wilmington Multi-Manager Mid-Cap Fund will be exchanged for A Shares of the Wilmington Multi-Manager Large-Cap Fund.

Pro Forma Combined Statement Of Operations
For Wilmington Multi-Manager Large-Cap Fund and
Wilmington Multi-Manager Mid-Cap Fund
For the Year Ended June 30, 2007
(Unaudited)

				Pro Forma
	(Target Fund)	(Acquiring Fund)		Combined
	Wilmington	Wilmington		Wilmington
	Multi-Manager	Multi-Manager	Pro Forma	Multi-Manager
	Mid-Cap Fund	Large-Cap Fund	Adjustments	Large-Cap Fund
Investment Income:
Dividends	$696,683	$2,956,823	$—	$3,653,506
Foreign tax withheld	(588)	(1,293)	—	(1,881)

Total investment income	696,095	2,955,530	—	3,651,625

Expenses:
Advisory fees	304,799	1,292,732	(24,006)[1]	1,573,525
Administration Fees	6,539	28,427	(28)[1]	34,938
Sub-administration and accounting	55,982	132,728	(25,580)[1]	163,130
Custody fees	22,543	35,275	(16,000)[2]	41,818
Transfer agent fees	30,222	60,487	(20,000)[2]	70,709
Distribution fees — A Shares	27	28	—	55
Professional fees	98,586	81,228	(85,000)[2]	94,814
Reports to shareholders	37,154	33,463	(31,000)[2]	39,617
Registration fees	17,851	23,655	(14,000)[2]	27,506
Trustees’ fees	19,461	18,644	(17,000)[2]	21,105
Compliance services	3,860	3,884	(3,600)[2]	4,144
Other	21,608	32,148	(16,000)[2]	37,756
Reorganization expenses	25,000 [3]	—	(25,000)[4]	—

Total expenses before fee waivers and expense reimbursements	643,632 [3]	1,742,699	(277,214)	2,109,117
Advisory fees waived	(146,397)[3]	(134,869)	128,686	(152,580)
Sub-administration and accounting fees waived	(5,995)	—	5,995	—

Total expenses, net	491,240	1,607,830	(142,533)	1,956,537

Net investment income	204,855	1,347,700	142,533	1,695,088

Net realized and unrealized gain (loss) on investments:
Net realized gain on investments	8,320,134	8,729,408	—	17,049,542
Net increase (decrease) in unrealized appreciation (depreciation) on investments	(2,156,706)	20,771,205	—	18,614,499

Net gain on investments	6,163,428	29,500,613	—	35,664,041

Net increase in net assets resulting from operations:	$6,368,283	$30,848,313	$142,533	$37,359,129

[1]	Based on contracts in effect with the Wilmington Multi-Manager Large-Cap Fund.

[2]	Decrease due to the elimination of duplicative expenses achieved by merging the Funds.

[3]	Total expenses and advisory fees waived of the Wilmington Multi-Manager Mid-Cap Fund have been adjusted to reflect the $25,000 of reorganization expenses to be borne by the Fund prior to the merger.

[4]	Reorganization expenses will be borne by Wilmington Multi-Manager Mid-Cap Fund prior to the merger.

Notes to Pro Forma Combined Financial Statements
(Unaudited)
1.	Description of the Fund. The Wilmington Multi-Manager Large-Cap Fund (the “Large-Cap Fund” or “Fund”), a series of WT Mutual Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the ‘‘Trustees’’) to establish series of shares each of which constitutes a series separate and distinct from the shares of other series. As of June 30, 2007, the Trust offered 24 series.

The Fund offers Institutional Shares and A Shares. Each class of shares has identical voting, dividend and liquidation rights. Institutional Shares are offered to retirement plans and other institutional investors. A Shares are available to all investors and are subject to a Rule 12b-1 distribution fee, sub-transfer agent fee and a front-end sales charge of 3.50%. All shareholders bear the common expenses of the Fund based on the daily net assets of each class, without distinction between share classes.

2.	Basis of Combination. The accompanying pro forma financial statements are presented to the show the effect of the proposed acquisition of the Wilmington Multi-Manager Mid-Cap Fund (the “Mid-Cap Fund” or “Target Fund”), a series of the Trust, by the Large-Cap Fund as if such acquisition had taken place as of July 1, 2006.

Under the terms of the Plan of Reorganization, the combination of the Mid-Cap Fund and the Large-Cap Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by an acquisition of the net assets of Mid-Cap Fund in exchange for shares of the Large-Cap Fund at net asset value. The statement of assets and liabilities and the related statement of operations of the Mid-Cap Fund and the Large-Cap Fund have been combined as of and for the year ended June 30, 2007. Following the acquisition, the Large-Cap Fund will be the accounting survivor. In accordance with U.S. generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving Fund and the results of operations for the pre-combination periods of the surviving Fund will not be restated.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Large-Cap Fund and the Mid-Cap Fund included in their respective annual reports dated June 30, 2007.

The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of the Mid-Cap Fund by the Large-Cap Fund had taken place as of July 1, 2006.

3.	Significant Accounting Policies. The following is a summary of the significant accounting policies of the Funds:
Portfolio Valuation. Equity securities listed on a national securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The Nasdaq Stock Market, Inc. (“NASDAQ”) are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Fund’s Board of Trustees determines that this does not represent fair value. Securities that do not have a readily available current market value are valued in good faith by using procedures adopted by the Board of Trustees. When the Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes accurately reflects fair value. However, fair values determined pursuant to the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.
In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have an impact on the amounts reported in the financial statements.
Federal Income Taxes. The Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision is required.
On July 13, 2006, FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (FIN 48) was released. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semi-annual report on December 31, 2007. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

Security Transactions and Investment Income. Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from investments in real estate investment trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Interest income is recorded on the accrual basis. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes.
Class Accounting. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
Distributions. Dividends and distributions paid to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid to shareholders quarterly. Distributions from net realized gains, if any, will be declared and paid annually.
Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
4.	Advisory Fees Other Transactions with Affiliates. Rodney Square Management Corporation (“RSMC”), a wholly owned subsidiary of Wilmington Trust Corporation, serves as an investment adviser to each Fund. RSMC allocates each Fund’s assets among the sub-advisers shown below and oversees their investment activities. The Fund pays RSMC and each sub-adviser a fee for their services as follows:

Adviser/Sub-Adviser	Percentage of Average Daily Net Assets (“Assets”)
Large-Cap Fund
RSMC	0.35%

Wilmington Trust Investment Management, LLC (“WTIM”)
0.40% on the first $10 million in Assets under WTIM’s management; 0.35% on the next $15 million in Assets under WTIM’s management and 0.30% on the Assets over $25 million of assets under WTIM’s management.

Parametric Portfolio Associates, Inc. (“PPA”)
0.25% of the first $20 million Assets under PPA’s management; 0.22% on the next $20 million of the Assets under PPA’s management; and 0.20% of the Assets over $40 million of assets under PPA’s management.

Armstrong Shaw Associates Inc.	0.50% of the first $25 million of Assets under ASA’s
(“ASA”) [1]

Adviser/Sub-Adviser	Percentage of Average Daily Net Assets (“Assets”)
management; 0.45% of the next $25 million of Assets under ASA’s management; and 0.40% of the Assets over $50 million under ASA’s management.

Montag & Caldwell, Inc. (“M&C”)[1]
0.65% of the first $10 million of Assets under M&C’s management; 0.50% of the next $10 million of Assets under M&C’s management; 0.35% of the next $50 million of Assets under M&C’s management; and 0.25% of the Assets over $70 million under M&C’s management.

First Quadrant (“FQ”) [1]
0.50% of the first $75 million of Assets under First Quadrant’s management and assets of certain similarly managed assets in client accounts of RSMC and its affiliates (“First Quadrant’s Assets Under Management”); 0.35% of the next $75 million of First Quadrant’s Assets Under Management; 0.30% of the next $175 million of First Quadrant’s Assets Under Management; and 0.21% of First Quadrant’s Assets Under Management over $300 million.

[1]	Pursuant to separate fee waiver agreements, the sub-advisor has agreed to waive its fee to the extent that the fee calculation determined by taking into account similarly managed assets in the accounts of clients of RSMC or its affiliates results in a fee that is less than the fee calculation under the sub-advisory agreement.
RSMC has contractually agreed to waive a portion of its advisory fee or reimburse for other operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to the extent that total annual Fund operating expenses excluding class-specific expenses (such as Rule 12b-1, shareholder services or transfer agent fees) exceed 1.00% of average daily net assets through June 30, 2012.

The Trust’s Chief Compliance Officer is employed and compensated by RSMC. RSMC provides compliance services to the Trust pursuant to a Compliance Services Agreement. For these services, the Trust pays RSMC an annual fee equal to three-fourths of the Chief Compliance Officer’s total compensation. The fees for these services for the year ended June 30, 2007 are shown separately on the statements of operations.

RSMC provides administrative services to the Fund pursuant to an Administration Agreement. For these services, the Trust pays RSMC a fee at the annual rate of 0.0185% of the Trust’s first $2 billion of total aggregate daily net assets; 0.0175% of the Trust’s next $2 billion of total aggregate daily net assets; 0.0125% of the Trust’s next $2 billion of total aggregate daily net assets; and 0.0080% of the Trust’s total aggregate daily net assets in excess of $6 billion. The fees paid to RSMC for these services for the year ended June 30, 2007 are shown separately on the statement of operations.

PFPC Inc. provides sub-administration and accounting services pursuant to an agreement with RSMC and the Trust for which it receives fees directly from the Fund.

Compensation of Trustees and Officers. Except for the Trust’s Chief Compliance Officer, Trustees and Officers of the Fund who are employees or officers of RSMC or WTIM do not receive any compensation from the Fund. Trustees of the Fund, who are not employees or officers of RSMC or WTIM, receive compensation and reimbursement of expenses from the Fund. Under a Deferred Compensation Plan (the “Plan”) adopted August 15, 2002, a disinterested Trustee may elect to defer receipt of all, or a portion, of their annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees’ fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

Distribution Fees. The A Shares of the Fund have adopted a distribution plan under Rule 12b-1 under the 1940 Act that allows the Fund to pay a fee for the sale and distribution of A Shares, and for services provided to A Shares shareholders. The 12b-1 Plan provides for a maximum distribution fee at an annual rate of 0.25% of the Fund’s average daily net assets of the A Shares.

Wilmington Trust Company (‘‘WTC’’), an affiliate of RSMC, serves as custodian to the Fund and PFPC Trust Company serves as sub-custodian to the Fund. The Fund pays WTC for its services as custodian. The fees for these services for the year ended June 30, 2007 are shown separately in the statements of operations. WTC pays PFPC Trust Company for its services as sub-custodian.

The Fund affected certain trades for security purchase and sale transactions through brokers that are affiliates of the adviser or sub-advisers. Commissions paid on those trades for the year ended June 30, 2007 were $377,598.
5.	Capital Share Transactions. The pro forma net asset value per share assumes the issuance of shares of the Large-Cap Fund that would have been issued at June 30, 2007, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value per share of shares of the Mid-Cap Fund, as of June 30, 2007, divided by the net asset value per share of the shares of the Large-Cap Fund as of June 30, 2007. The pro forma number of shares outstanding, by class, for the combined Fund consists of the following at June 30, 2007:

	Shares of	Additional Shares
	Acquiring Fund	Assumed Issued	Total Outstanding Shares
Class of Shares	Pre-Combination	In Reorganization	Post-Combination
Institutional Shares	17,548,917	2,871,092	20,420,009
A Shares	829	832	1,661
6.	Contractual Obligations. The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

PART C
OTHER INFORMATION
Item 15. Indemnification.
The Trust’s Amended and Restated Agreement and Declaration of Trust (the “Agreement”) and Amended and Restated By-laws provide, among other things, that the trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent employee, investment adviser or distributor of the Trust, nor shall any trustee be responsible for the act or omission of any other trustee, and the Trust out of its assets may indemnify and hold harmless each trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses and damages whatsoever arising out of or related to such trustee’s performance of his or her duties as a trustee or officer of the Trust; provided that the trustees and officers of the Trust shall not be entitled to an indemnification or held harmless if such liabilities were a result of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. (See Article IX of the Agreement incorporated by reference as Exhibit 1(a)(i) to this registration statement on Form N-14 and Article IX of the Trust’s By-laws incorporated by reference as Exhibit 2 to this registration statement on Form N-14.
The Trust is party to an investment advisory agreement with Rodney Square Management Corporation (“RSMC”). The investment advisory agreement with the Trust provides that in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties under their respective agreements, the adviser shall not be subject to liability to the Trust, any series of the Trust or any of its shareholders for any act or omission in the course of, or connected with, rendering services under such agreements or for any losses that may be sustained in the purchase, holding or sale of any security or the making of any investment for or on behalf of the Trust. Any liability of the adviser to any series of the Trust shall not automatically impart liability on the part of such adviser to any other series of the Trust. No series of the Trust shall be liable for the obligations of any other series of the Trust.
The Trust on behalf of the Large Cap Fund is a party to a sub-advisory agreement with each of Armstrong Shaw Associates, Inc. (“ASA”), Montag & Caldwell, Inc. (“M&C”), First Quadrant, L.P. (“FQ”), Parametric Portfolio Associates LLC (“PPA”), and Wilmington Trust Investment Management, LLC (“WTIM”). Each of the foregoing sub-advisory agreements provides that the sub-adviser shall not be liable for any action taken, omitted or suffered to be taken by it in its reasonable judgment, in good faith and believed by it to be authorized or within the discretion or rights or powers conferred upon it by its respective sub-advisory agreement, or in accordance with (or in the absence of) specific directions or instructions from the Trust or Rodney Square Management Corporation (“RSMC”), provided, however, that such acts or omissions shall not have resulted from the sub-adviser’s willful misfeasance, bad faith, gross negligence or a reckless disregard of duty under its sub-advisory agreement.
Indemnification of Professional Funds Distributor, LLC (the “Distributor”), the Trust’s principal underwriter against certain losses is provided for in Section 10 of the Underwriting Agreement with the Distributor incorporated by reference as Exhibit 7(a)(i) to this registration statement on Form N-14. In Section 10 of the Underwriting Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages or expense, arising by reason of any person acquiring any Shares, based upon the ground that the registration statement, prospectus, Shareholder reports or other information filed or made public by the Trust included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements made not misleading. However, the Trust does not agree to indemnify the

Distributor or hold it harmless to the extent that the statements or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor.
Indemnification of RSMC, in its capacity as administrator, against certain losses is provided for in Section 12 of the Administration Agreement with Wilmington Trust Company incorporated by reference as Exhibit 13(b)(i) to this registration statement on Form N-14. The Trust agrees to indemnify and hold harmless RSMC and its affiliates from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, liabilities arising under the securities laws and any state or foreign securities and blue sky laws, and amendments thereto), and expenses, including (without limitation) reasonable attorneys’ fees and disbursements arising directly or indirectly from any action or omission to act which RSMC takes (i) at the request or on the direction of or in reliance on the advice of the Trust or (ii) upon oral instructions or written instructions. Neither RSMC, nor any of its affiliates, shall be indemnified against any liability (or any expenses incident to such liability) arising out of RSMC’s or its affiliates’ own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties and obligations under this Agreement.
Item 16. Exhibits.

1(a)(i)	Amended and Restated Agreement and Declaration of Trust of WT Mutual Fund (the “Registrant”). (1)

1(a)(ii)	Amended Schedule A to Amended and Restated Agreement and Declaration of Trust of the Trust. (2)

1(b)	Certificate of Trust dated June 1, 1994. (3)

1(c)	Certificate of Amendment to Certificate of Trust dated October 7, 1994. (4)

1(d)	Certificate of Amendment to Certificate of Trust dated October 20, 1998. (5)

2	Amended and Restated By-Laws. (1)

3	Not applicable.

4	Agreement and Plan of Reorganization is filed herewith.

5	See Articles III, VII, and VIII of Registrant’s Amended and Restated Agreement and Declaration of Trust. (1)

6(a)(i)	Advisory Agreement between the Registrant and Rodney Square Management Corporation (“RSMC”) dated July 1, 2005. (7)

(6)(a)(ii)	Amended and Restated Schedules A and B dated November 14, 2006 to Advisory Agreement between the Registrant and RSMC. (2)

6(b)	Sub-Advisory Agreement among the Registrant, on behalf of Wilmington Multi-Manager Large-Cap Fund, RSMC and ASA dated July 1, 2005. (8)

6(c)	Sub-Advisory Agreement among the Registrant, on behalf of Wilmington Multi-Manager Large-Cap Fund, RSMC and M&C dated July 1, 2005. (8)

6(d)	Sub-Advisory Agreement among the Registrant, on behalf of Wilmington Multi-Manager Large-Cap Fund, RSMC and PPA dated July 1, 2005. (8)

6(e)	Sub-Advisory Agreement among the Registrant, on behalf of Wilmington Multi-Manager Large-Cap Fund, RSMC and FQ dated July 1, 2005. (8)

6(f)(i)	Sub-Advisory Agreement among the Registrant, RSMC and Wilmington Trust Investment Management, LLC (“WTIM”) dated July 1, 2005. (8)

6(f)(ii)	Amended and Restated Schedule A to Sub-Advisory Agreement among the Registrant, RSMC and WTIM. (9)

6(g)	Expense Limitation Agreement between the Trust and RSMC dated November 14, 2006. (10)

6(h)	Sub-Advisory Agreement among the Registrant, with respect to the Large Wilmington Multi-Manager Large-Cap Fund, RSMC and WTIM, dated December 4, 2006. (10)

7(a)(i)	Distribution Agreement between the Registrant and Professional Funds Distributor, LLC. (11)

7(a)(ii)	Amended Exhibit A to Distribution Agreement between the Registrant and Professional Funds Distributor, LLC. (2)

7(b)	Form of Broker-Dealer Agreement. (11)

8	Amended and Restated Deferred Compensation Plan for Independent Trustees. (9)

9(a)	Custody Agreement between the Registrant and Wilmington Trust Company (“Wilmington Trust”). (12)

9(b)	Foreign Custody Agreement between the Trust and PFPC Trust Company. (12)

9(c)	Sub-Custody Agreement among the Registrant, Wilmington Trust and PFPC Trust Company. (13)

10(a)	Amended and Restated Plan of Distribution Pursuant to Rule 12b-1. (2)

10(b)	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3. (2)

11	Opinion and consent of Pepper Hamilton LLP regarding validity of securities being offered is filed herewith.

12	Form of Opinion and consent of Pepper Hamilton LLP regarding tax matters is filed herewith.

13(a)(i)	Transfer Agency Agreement between the Registrant and PFPC Inc. (14)

13(a)(ii)	Amendment to Transfer Agency Agreement between the Registrant and PFPC Inc. (15)

13(a)(iii)	Amended Exhibit A to Transfer Agency Agreement with PFPC Inc. (2)

13(b)(i)	Administration Agreement dated May 1, 2006 between the Registrant and RSMC. (7)

13(b)(ii)	Amended Exhibit A to Administration Agreement. (10)

13(c)(i)	Sub-Administration and Accounting Services Agreement dated May 1, 2006 among the Trust, RSMC and PFPC Inc. (7)

13(c)(ii)	Amended Exhibit A to Sub-Administration and Accounting Services Agreement. (10)

13(d)	Compliance Services Agreement dated May 1, 2006 between the Registrant and RSMC. (7)

14	Consent of Ernst & Young LLP is filed herewith.

15	Not applicable.

16	Powers of Attorney. (6)

17(a)	Prospectus for Institutional Shares of the Wilmington Multi-Manager Funds, Prospectus for A Shares of the Wilmington Multi-Manager Funds and Statement of Additional Information for the Wilmington Multi-Manager Funds of the Registrant. (17)

17(b)	Annual Report to Shareholders of the Wilmington Multi-Manager Funds for the fiscal year ended June 30, 2007. (16)

17(c)	Form of Proxy Card. (6)

(1)	Previously filed with the Securities and Exchange Commission (“SEC”) with Post-Effective Amendment to the Registrant’s registration statement (“PEA”) No. 17 on Form N-1A on June 10, 2002 and incorporated herein by reference.

(2)	Previously filed with the SEC with PEA No. 42 on Form N-1A on November 14, 2006 and incorporated herein by reference.

(3)	Previously filed with the SEC with PEA No. 10 on Form N-1A on November 1, 1999 and incorporated herein by reference.

(4)	Previously filed with the SEC with Pre-Effective Amendment No. 1 on Form N-1A of November 29, 1994 and incorporated herein by reference.

(5)	Previously filed with the SEC with PEA No. 10 on Form N-1A on November 1, 1999 and incorporated herein by reference.

(6)	Previously filed with the SEC with the Registrant’s registration statement on Form N-14 on October 18, 2007 and incorporated herein by refrence.

(7)	Previously filed with the SEC with PEA No. 37 on Form N-1A on June 16, 2006 and incorporated herein by reference.

(8)	Previously filed with the SEC with PEA No. 32 on Form N-1A on August 29, 2005 and incorporated herein by reference.

(9)	Previously filed with the SEC with PEA No. 36 on Form N-1A on February 2, 2006 and incorporated herein by reference.

(10)	Previously filed with the SEC with PEA No. 43 on Form N-1A on August 29, 2007 and incorporated herein by reference.

(11)	Previously filed with the SEC with PEA No. 25 on Form N-1A on July 16, 2004 and incorporated herein by reference.

(12)	Previously filed with the SEC with PEA No. 23 on Form N-1A on October 29, 2003 and incorporated herein by reference.

(13)	Previously filed with the SEC with PEA No. 15 on Form N-1A on November 1, 2001 and incorporated herein by reference.

(14)	Previously filed with the SEC with PEA No. 12 on Form N-1A on October 31, 2000 and incorporated herein by reference.

(15)	Previously filed with the SEC with PEA No. 19 on Form N-1A on October 25, 2002 and incorporated herein by reference.

(16)	Previously filed with the SEC with the Registrant’s Certified Shareholder Report on Form N-CSR on September 10, 2007 and incorporated herein by reference.

(17)	Previously filed with the SEC with PEA No. 44 on Form N-1A on October 26, 2007 and incorporated herein by reference.

Item 17. Undertakings.
(1)	The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned registrant agrees that it shall file a final executed version of the legal and consent opinion as to tax matters as an exhibit to the subsequent post-effective amendment to its registration statement on Form N-14 filed with the SEC upon the closing of the reorganization contemplated by this Registration Statement on Form N-14.

SIGNATURES
As required by the Securities Act of 1933, this Pre-Effective No. 1 to the Registrant’s registration statement on Form N-14 has been signed on behalf of the registrant in the City of Wilmington, and State of Delaware on the 13th day of November.

WT MUTUAL FUND
By:	/s/ Neil Wolfson
Neil Wolfson, President

As required by the Securities Act of 1933, this Pre-Effective No. 1 to the Registrant’s registration statement on Form N-14 has been signed by the following persons in the capacities and on the dates indicated.

/s/ Robert H. Arnold* Robert H. Arnold	Trustee	November 13, 2007

/s/ Eric Brucker* Eric Brucker	Trustee	November 13, 2007

/s/ Ted T. Cecala * Ted T. Cecala	Trustee	November 13, 2007

/s/ Robert J. Christian* Robert J. Christian	Trustee	November 13, 2007

/s/ John J. Kelley John J. Kelley	Vice President and Chief Financial Officer	November 13, 2007

/s/ Nicholas A. Giordano* Nicholas A. Giordano	Chairman of the Board and Trustee	November 13, 2007

/s/ Louis Klein, Jr.* Louis Klein, Jr.	Trustee	November 13, 2007

/s/ John J. Quindlen* John J. Quindlen	Trustee	November 13, 2007

/s/ Mark Sargent* Mark Sargent	Trustee	November 13, 2007

/s/ Neil Wolfson Neil Wolfson	President and Chief Executive Officer	November 13, 2007

* By	/s/ John J. Kelley
John J. Kelley
Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description

4	Agreement and Plan of Reorganization.

11	Opinion and consent of Pepper Hamilton LLP regarding validity of securities being offered.

12	Form of Opinion and consent of Pepper Hamilton LLP regarding tax matters.

14	Consent of Ernst & Young LLP.